UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

605 Third Avenue, 43rd floor

New York, NY 10158

(Address of principal executive offices) (Zip code)

Jasmin M. Ali, Esquire

Global X Management Company LLC

605 Third Avenue, 43rd floor

New York, NY 10158

(Name and address of agent for service)

With a copy to:

Jasmin M. Ali, Esquire Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esquire Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: October 31, 2024

Date of reporting period: October 31, 2024

Item 1.	Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Global X Funds

Global X MSCI Colombia ETF

Ticker: GXG

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about the Global X MSCI Colombia ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/gxg/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MSCI Colombia ETF	$69	0.62%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Colombia Select 25/50 Index (net) (“Secondary Index”). The Fund is passively managed and generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to represent the performance of the broad Colombia equity universe, as defined by MSCI, Inc. ("MSCI"), the provider of the Secondary Index. The broad Colombia equity universe includes securities that are classified in Colombia according to the MSCI Global Investable Market Index Methodology, together with companies that are headquartered or listed in Colombia and carry out the majority of their operations in Colombia. The Secondary Index also applies minimum liquidity thresholds as criteria for company inclusion.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 23.21%, while the Secondary Index increased 23.75%. The Fund had a net asset value of $20.03 per share on October 31, 2023, and ended the reporting period with a net asset value of $23.10 per share on October 31, 2024.

During the reporting period, the highest returns came from Grupo Argos S.A. and Tecnoglass Inc., which returned 111.90% and 111.35%, respectively. The worst performers were Canacol Energy Ltd Common Stock and Parex Resources Inc., which returned -59.06% and -47.55%, respectively.

During the reporting period, the Fund recorded positive performance driven by several key factors. The Colombian economy showed resilience, despite modest gross domestic product growth projected in 2024. This growth was supported by the government's efforts to control inflation and implement economic reforms. The Financial sector, which is well represented in the Fund, benefited from digital transformation and new revenue streams through the introduction of more fintech applications. The Utilities, Energy, and Materials sectors were supported by a push towards renewable energy sources, infrastructure investments, and sustainable practices, which also contributed to the Fund’s positive performance. Additionally, the Fund also benefited from the strong performance of certain consumer discretionary and industrial companies, which saw increased demand for their products during the reporting period. During the reporting period, by sector allocation, the Fund had the highest exposure to Financials at 38.61% and Utilities at 20.85%.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Global X MSCI Colombia ETF - $4,914
MSCI Emerging Markets Index (Net) (USD) - $14,012
MSCI All Colombia Select 25/50 Index (net)^ - $5,194
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
Oct/14
Oct/15
Oct/16
Oct/17
Oct/18
Oct/19
Oct/20
Oct/21
Oct/22
Oct/23
Oct/24

	Global X MSCI Colombia ETF - $4914	MSCI Emerging Markets Index (Net) (USD) - $14012	MSCI All Colombia Select 25/50 Index (net)^ - $5194
Oct/14	$10000	$10000	$10000
Oct/15	$5207	$8547	$5289
Oct/16	$5548	$9339	$5658
Oct/17	$5839	$11809	$5996
Oct/18	$5398	$10331	$5581
Oct/19	$6211	$11556	$6452
Oct/20	$3918	$12509	$4060
Oct/21	$5328	$14631	$5549
Oct/22	$3656	$10091	$3836
Oct/23	$3988	$11181	$4198
Oct/24	$4914	$14012	$5194

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Global X MSCI Colombia ETF	23.21%	-4.58%	-6.86%
MSCI Emerging Markets Index (Net) (USD)	25.32%	3.93%	3.43%
MSCI All Colombia Select 25/50 Index (net)^	23.75%	-4.24%	-6.34%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/gxg/ for current month-end performance.

^ The Fund changed its Secondary Index from the MSCI All Colombia Capped Index to the MSCI All Columbia Select 25/50 Index on July 1, 2016 to enhance the Fund's liquidity. Performance through August 30, 2016 reflects the performance of the MSCI All Colombia Capped Index. Performance thereafter reflects the performance of the MSCI All Colombia Select 25/50 Index.

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$35,562,583	23	$249,374	38.17%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Financials 39.2%
Utilities 23.5%
Energy 16.4%
Materials 9.5%
Industrials 5.7%
Communication Services 3.0%
U.S Treasury Obligation 2.8%
Consumer Discretionary 2.5%
Repurchase Agreement 0.1%

Value	Value
Repurchase Agreement	0.1%
Consumer Discretionary	2.5%
U.S Treasury Obligation	2.8%
Communication Services	3.0%
Industrials	5.7%
Materials	9.5%
Energy	16.4%
Utilities	23.5%
Financials	39.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Bancolombia	15.7%
Ecopetrol	10.4%
Interconexion Electrica ESP	9.7%
Bancolombia	7.9%
Tecnoglass	5.7%
Grupo Energia Bogota ESP	4.7%
Grupo Argos	4.7%
Grupo de Inversiones Suramericana	4.6%
Cementos Argos	4.4%
Banco Davivienda	3.9%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/gxg/

Global X Funds

Global X MSCI Colombia ETF: GXG

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2024

GX-AR-TSR-10.2024-25

Global X Funds

Global X MSCI China Consumer Discretionary ETF

Ticker: CHIQ

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about the Global X MSCI China Consumer Discretionary ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/chiq. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MSCI China Consumer Discretionary ETF	$72	0.65%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI China Consumer Discretionary 10/50 Index (net) (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index tracks the performance of companies in the MSCI China Index that are classified in the Consumer Discretionary sector, as defined by MSCI, Inc., the Secondary Index provider.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 20.00%, while the Secondary Index increased 20.82%. The Fund had a net asset value of $17.72 per share on October 31, 2023 and ended the reporting period with a net asset value of $20.67 per share on October 31, 2024.

During the reporting period, the highest returns came from Pop Mart International Group Limited and Brilliance China Automotive Holdings Limited, which returned 232.20% and 146.55% respectively. The worst performers were Topsports International Holdings Limited and China Tourism Group Duty Free Corporation Limited Class H, which returned -56.76% and -46.60%, respectively.

During the reporting period, the Fund recorded positive performance, driven by several factors. From a macroeconomic perspective, the People’s Bank of China reduced key policy rates, increased activity in the government bond markets, and lowered the reserve requirement ratio, all of which boosted liquidity and inspired improved confidence among both Chinese consumers and investors. Beyond macroeconomic factors, the rapid growth of e-commerce and online retail in China driven by rising disposable incomes and evolving consumer preferences directly benefited some constituents in the Secondary Index. The Chinese economy experienced a resurgence of international tourism and thriving domestic travel during the period which further contributed to the Fund's performance. The Fund's diversified exposure across various consumer discretionary sub-sectors, such as automobiles, household durables, and internet and direct marketing retail, helped mitigate risks. Overall, the Fund's focus on large- and mid-capitalization companies with strong market positions and financial stability allowed it to weather market volatility and deliver positive returns during the reporting period.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Global X MSCI China Consumer Discretionary ETF - $17,565
MSCI Emerging Markets Index (Net) (USD) - $14,012
MSCI China Consumer Discretionary 10/50 Index (net)^ - $18,684
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Oct/14
Oct/15
Oct/16
Oct/17
Oct/18
Oct/19
Oct/20
Oct/21
Oct/22
Oct/23
Oct/24

	Global X MSCI China Consumer Discretionary ETF - $17565	MSCI Emerging Markets Index (Net) (USD) - $14012	MSCI China Consumer Discretionary 10/50 Index (net)^ - $18684
Oct/14	$10000	$10000	$10000
Oct/15	$10134	$8547	$10215
Oct/16	$9265	$9339	$9416
Oct/17	$13703	$11809	$14011
Oct/18	$10729	$10331	$11046
Oct/19	$14399	$11556	$14928
Oct/20	$24188	$12509	$25230
Oct/21	$24606	$14631	$25701
Oct/22	$11989	$10091	$12585
Oct/23	$14637	$11181	$15464
Oct/24	$17565	$14012	$18684

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Global X MSCI China Consumer Discretionary ETF	20.00%	4.06%	5.79%
MSCI Emerging Markets Index (Net) (USD)	25.32%	3.93%	3.43%
MSCI China Consumer Discretionary 10/50 Index (net)^	20.82%	4.59%	6.45%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/chiq for current month-end performance.

^ The Fund changed its Secondary Index from the Solactive China Consumer Total Return Index to the MSCI China Consumer Discretionary 10/50 Index on December 6, 2018 to enhance the sector exposure of the Fund. Performance through December 5, 2018 reflects the performance of the Solactive China Consumer Total Return Index. Performance thereafter reflects the performance of the MSCI China Consumer Discretionary 10/50 Index.

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$242,442,630	71	$1,528,369	32.76%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Consumer Discretionary
99.9%
Repurchase Agreements
1.4%

Value	Value
Repurchase Agreements	1.4%
Consumer Discretionary	99.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Meituan, Cl B	10.1%
PDD Holdings ADR	9.1%
Alibaba Group Holding	8.2%
JD.com, Cl A	7.9%
BYD, Cl H	6.1%
Trip.com Group	4.9%
Yum China Holdings	3.3%
Li Auto, Cl A	3.3%
ANTA Sports Products	2.7%
Geely Automobile Holdings	2.4%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/chiq

Global X Funds

Global X MSCI China Consumer Discretionary ETF: CHIQ

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2024

GX-AR-TSR-10.2024-26

Global X Funds

Global X MSCI Norway ETF

Ticker: NORW

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about the Global X MSCI Norway ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/norw/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MSCI Norway ETF	$53	0.50%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Norway IMI 25/50 Index (net) (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to reflect broad based equity market performance in Norway as defined by MSCI, Inc. (“MSCI”), the provider of the Secondary Index. The broad Norway equity universe includes securities that are classified in Norway according to the MSCI Global Investable Market Index Methodology.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 12.74%, while the Secondary Index increased 13.41%. The Fund had a net asset value of $23.34 per share on October 31, 2023, and ended the reporting period with a net asset value of $25.02 per share on October 31, 2024.

During the reporting period, the highest returns came from Kongsberg Gruppen ASA and Schibsted ASA Class B, which returned 158.14% and 120.27% respectively. The worst performers were Nykode Therapeutics ASA and REC Silicon ASA, which returned -72.84% and -46.77%, respectively.

During the reporting period, the Fund recorded positive returns, driven by several key factors within the Norwegian market. The energy sector, a significant component of the Fund, benefited from rising gas exports to the rest of Europe. Norway's robust financial sector also contributed positively, with banks experiencing increased profitability due to higher interest rates and economic growth. Norway’s technology and telecommunications companies showed resilience, capitalizing on ongoing digital transformation trends. Lastly, Norway's effective management of economic challenges and its commitment to sustainable practices across industries continued to bolster investor confidence during the reporting period. During the reporting period, by sector, the Fund had the highest exposure to Energy at 30.67% and Financials at 19.98%.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Global X MSCI Norway ETF** - $12,235
MSCI EAFE Index (Net) (USD) - $16,714
MSCI Norway IMI 25/50 Index (net) - $12,602
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
Oct/14
Oct/15
Oct/16
Oct/17
Oct/18
Oct/19
Oct/20
Oct/21
Oct/22
Oct/23
Oct/24

	Global X MSCI Norway ETFFootnote Reference**	MSCI EAFE Index (Net) (USD)	MSCI Norway IMI 25/50 Index (net)
Oct/14	$10,000	$10,000	$10,000
Oct/15	$7,750	$9,993	$7,750
Oct/16	$8,282	$9,671	$8,313
Oct/17	$10,396	$11,937	$10,449
Oct/18	$11,068	$11,119	$11,165
Oct/19	$9,988	$12,347	$10,101
Oct/20	$8,357	$11,500	$8,472
Oct/21	$13,743	$15,430	$13,997
Oct/22	$10,758	$11,881	$10,969
Oct/23	$10,852	$13,592	$11,112
Oct/24	$12,235	$16,714	$12,602

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Global X MSCI Norway ETFFootnote Reference**	12.74%	4.14%	2.04%
MSCI EAFE Index (Net) (USD)	22.97%	6.24%	5.27%
MSCI Norway IMI 25/50 Index (net)	13.41%	4.52%	2.34%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/norw/ for current month-end performance.

** Performance for periods prior to November 1, 2021 reflects the historical performance of a predecessor fund, the Global X MSCI Norway ETF, which was reorganized into the Fund, previously named the Global X FTSE Nordic Region ETF, on October 29, 2021. As a result of the reorganization, the Fund assumed the performance and accounting history of the predecessor Fund and was renamed the Global X MSCI Norway ETF.

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$48,697,560	64	$254,698	15.89%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Norway
89.0%
Brazil
3.1%
United Kingdom
2.2%
Faroe Islands
1.9%
Denmark
0.9%
Repurchase Agreement
0.8%
Singapore
0.7%
Sweden
0.6%
Mexico
0.6%
South Africa
0.5%
Bermuda
0.2%
Gabon
0.1%

Value	Value
Gabon	0.1%
Bermuda	0.2%
South Africa	0.5%
Mexico	0.6%
Sweden	0.6%
Singapore	0.7%
Repurchase Agreement	0.8%
Denmark	0.9%
Faroe Islands	1.9%
United Kingdom	2.2%
Brazil	3.1%
Norway	89.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Equinor	12.7%
DNB Bank	11.7%
Kongsberg Gruppen	5.8%
Norsk Hydro	5.5%
Mowi	5.0%
Telenor	4.8%
Aker BP	4.2%
Orkla	4.1%
Yara International	3.1%
Storebrand	3.0%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/norw/

Global X Funds

Global X MSCI Norway ETF: NORW

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2024

GX-AR-TSR-10.2024-27

Global X Funds

Global X FTSE Southeast Asia ETF

Ticker: ASEA

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about the Global X FTSE Southeast Asia ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/asea. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X FTSE Southeast Asia ETF	$73	0.65%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE/ASEAN 40 Index (“Secondary Index”).

The Secondary Index tracks the performance of the 40 largest companies in five of the Association of Southeast Asian Nations region’s markets: Indonesia, Philippines, Singapore, Malaysia and Thailand, as determined by FTSE International Limited ("FTSE"), the provider of the Secondary Index. To be eligible for inclusion in the Secondary Index, a company must be a member of the FTSE All World Country Index for Singapore, Malaysia, Thailand, Indonesia or the Philippines.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 23.18%, while the Secondary Index increased 24.04%. The Fund had a net asset value of $14.07 per share on October 31, 2023 and ended the reporting period with a net asset value of $16.63 per share on October 31, 2024.

During the reporting period, the highest returns came from Delta Electronics (Thailand) Public Co. Ltd. NVDR and Gulf Energy Development Public Co. Ltd. NVDR, which returned 87.30% and 67.06% respectively. The worst performers were PT Unilever Indonesia Tbk and Siam Cement Public Co. Ltd. NVDR, which returned -24.42% and –20.28%, respectively.

During the reporting period, the Fund recorded positive performance. Most Southeast Asian economies have seen robust economic growth including Indonesia, Malaysia, the Philippines, Singapore, and Thailand, which positively impacted the Fund's performance during the reporting period. The Financial sector, which comprises a significant portion of the Fund, benefited from high interest rates and improved lending activities, boosting the Fund’s overall returns. Among other positive factors, Bank Indonesia surprised the market as an early mover with a 25-basis point cut to the Bank Indonesia-Rate in September, making its rate-easing intentions clear. Meanwhile, the Government of Singapore has been actively reviewing regulations, cutting listing costs, and boosting liquidity with aims to attract investment. These factors combined to contribute to the Fund’s positive performance during the reporting period. During the reporting period, by sector, the Fund had the highest exposure to Financials at 60.43%, Industrials at 7.47%, and Communication Services at 7.43%. By country, the Fund had the highest exposure to Singapore at 36.20% and Indonesia at 23.84%.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Global X FTSE Southeast Asia ETF - $13,530
MSCI Emerging Markets Index (Net) (USD) - $14,012
FTSE/ASEAN 40 Index (net) - $14,488
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
Oct/14
Oct/15
Oct/16
Oct/17
Oct/18
Oct/19
Oct/20
Oct/21
Oct/22
Oct/23
Oct/24

	Global X FTSE Southeast Asia ETF - $13530	MSCI Emerging Markets Index (Net) (USD) - $14012	FTSE/ASEAN 40 Index (net) - $14488
Oct/14	$10000	$10000	$10000
Oct/15	$8003	$8547	$8041
Oct/16	$8703	$9339	$8812
Oct/17	$10373	$11809	$10579
Oct/18	$10150	$10331	$10417
Oct/19	$11057	$11556	$11437
Oct/20	$8313	$12509	$8650
Oct/21	$10969	$14631	$11500
Oct/22	$10626	$10091	$11220
Oct/23	$10984	$11181	$11680
Oct/24	$13530	$14012	$14488

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Global X FTSE Southeast Asia ETF	23.18%	4.12%	3.07%
MSCI Emerging Markets Index (Net) (USD)	25.32%	3.93%	3.43%
FTSE/ASEAN 40 Index (net)	24.04%	4.84%	3.78%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/asea for current month-end performance.

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$58,021,513	42	$284,306	10.59%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Singapore
36.4%
Indonesia
21.8%
Thailand
20.2%
Malaysia
16.5%
Philippines
4.0%
China
1.0%
Repurchase Agreement
0.8%

Value	Value
Repurchase Agreement	0.8%
China	1.0%
Philippines	4.0%
Malaysia	16.5%
Thailand	20.2%
Indonesia	21.8%
Singapore	36.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
DBS Group Holdings	12.4%
Oversea-Chinese Banking	8.5%
Bank Central Asia	7.6%
United Overseas Bank	6.2%
Bank Rakyat Indonesia Persero	4.5%
Bank Mandiri Persero	4.0%
Malayan Banking	3.8%
Singapore Telecommunications	3.7%
CIMB Group Holdings	3.2%
Public Bank	3.1%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/asea

Global X Funds

Global X FTSE Southeast Asia ETF: ASEA

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2024

GX-AR-TSR-10.2024-28

Global X Funds

Global X MSCI Argentina ETF

Ticker: ARGT

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about the Global X MSCI Argentina ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/argt/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MSCI Argentina ETF	$86	0.59%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Argentina 25/50 Index (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to represent the performance of the broad Argentina equity universe, as defined by MSCI, Inc., the provider of the Secondary Index (“Index Provider”), while including a minimum number of constituents. The broad Argentina equity universe includes securities that are classified in Argentina according to the MSCI Global Investable Market Index Methodology, together with companies that are headquartered or listed in Argentina and carry out the majority of their operations in Argentina. The Secondary Index targets a minimum of 25 securities and 20 issuers at construction.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 92.36%, while the Secondary Index increased 93.40%. The Fund had a net asset value of $38.37 per share on October 31, 2023 and ended the reporting period with a net asset value of $72.79 per share on October 31, 2024.

During the reporting period, the highest returns came from Grupo Supervielle SA Sponsored ADR Class B and Grupo Financiero Galicia SA Sponsored ADR Class B, which returned 420.69% and 406.33% respectively. The worst performers were SSR Mining Inc and Bioceres Crop Solutions Corp., which returned -55.10% and -39.13%, respectively.

The Fund recorded positive returns during the reporting period, driven by several key factors within the Argentine market. The Argentine government’s implementation of economic reforms and improvements in fiscal policies increased domestic and foreign investor confidence, boosting the performance of Argentine companies. This reform led to the Argentine peso stabilizing against major currencies during the reporting period therefore reducing currency-related risks. Increased foreign direct investment in Argentine industries contributed to the growth of local businesses. These macroeconomic factors promoted a positive business environment in Argentina, particularly for banks and financial institutions, which were major contributors of growth for the Fund. During the reporting period, by sector, the Fund had the highest exposure to Consumer Discretionary at 28.44%, Financials at 17.26%, and Consumer Staples at 14.76%.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Global X MSCI Argentina ETF - $38,228
MSCI Emerging Markets Index (Net) (USD) - $14,012
MSCI All Argentina 25/50 Index (net) - $39,667
$45,000
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Oct/14
Oct/15
Oct/16
Oct/17
Oct/18
Oct/19
Oct/20
Oct/21
Oct/22
Oct/23
Oct/24

	Global X MSCI Argentina ETF - $38228	MSCI Emerging Markets Index (Net) (USD) - $14012	MSCI All Argentina 25/50 Index (net) - $39667
Oct/14	$10000	$10000	$10000
Oct/15	$9396	$8547	$9494
Oct/16	$11337	$9339	$11660
Oct/17	$15394	$11809	$15868
Oct/18	$12240	$10331	$12375
Oct/19	$10761	$11556	$10930
Oct/20	$11687	$12509	$11917
Oct/21	$16373	$14631	$16775
Oct/22	$15813	$10091	$16256
Oct/23	$19874	$11181	$20510
Oct/24	$38228	$14012	$39667

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Global X MSCI Argentina ETF	92.36%	28.86%	14.35%
MSCI Emerging Markets Index (Net) (USD)	25.32%	3.93%	3.43%
MSCI All Argentina 25/50 Index (net)	93.40%	29.41%	14.77%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/argt/ for current month-end performance.

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$460,363,903	30	$1,406,361	29.63%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Consumer Discretionary
25.8%
Financials
22.1%
Energy
14.1%
Consumer Staples
12.6%
Materials
10.1%
Utilities
9.9%
Repurchase Agreements
3.7%
Communication Services
2.4%
Industrials
1.8%
Real Estate
1.1%

Value	Value
Real Estate	1.1%
Industrials	1.8%
Communication Services	2.4%
Repurchase Agreements	3.7%
Utilities	9.9%
Materials	10.1%
Consumer Staples	12.6%
Energy	14.1%
Financials	22.1%
Consumer Discretionary	25.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
MercadoLibre	19.8%
Grupo Financiero Galicia ADR	12.5%
YPF ADR	9.6%
Banco Macro ADR	5.3%
Pampa Energia ADR	5.0%
Transportadora de Gas del Sur ADR	4.5%
Cencosud	3.6%
SSR Mining	3.6%
Filo	3.5%
Central Puerto ADR	3.2%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/argt/

Global X Funds

Global X MSCI Argentina ETF: ARGT

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2024

GX-AR-TSR-10.2024-29

Global X Funds

Global X MSCI Greece ETF

Ticker: GREK

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about the Global X MSCI Greece ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/grek/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MSCI Greece ETF	$63	0.57%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Greece Select 25/50 Index (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to represent the performance of the broad Greece equity universe, as defined by MSCI, Inc. ("MSCI"), the Secondary Index provider. The broad Greece equity universe includes securities that are classified in Greece according to the MSCI Global Investable Market Index Methodology, together with companies that are headquartered or listed in Greece and carry out the majority of their operations in Greece.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 20.64%, while the Secondary Index increased 21.45%. The Fund had a net asset value of $33.81 per share on October 31, 2023 and ended the reporting period with a net asset value of $39.86 per share on October 31, 2024.

During the reporting period, the highest returns came from Titan Cement International N.V. and GR. Sarantis S.A., which returned 90.56% and 47.00% respectively. The worst performers were INTRALOT S.A. - Integrated Lottery Systems & Services and Intrakat Societe Anonyme of Technical And Energy Projects, which returned -18.78% and -10.62%, respectively.

During the reporting period, the Fund recorded positive performance, driven by several key factors within the Greek market. The robust performance of the Financial sector significantly contributed to the Fund's gains. This was largely due to improved asset quality and increased profitability in the Banking industry. The ongoing privatization efforts and structural reforms implemented by the Greek government also enhanced investor confidence, leading to increased capital inflows. The real estate market's upward trajectory, fueled by foreign investment and urban regeneration projects, boosted related holdings in the Fund. Additionally, the Energy sector's transition towards renewables and the increase in energy exports positively influenced the Fund's performance. Lastly, the improvement in Greece's macroeconomic indicators, including gross domestic product growth and declining unemployment rates, created a more favorable environment for the Fund's holdings. During the reporting period, by sector, the Fund had the highest exposure to Financials at 40.64% and Industrials at 17.40%.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Global X MSCI Greece ETF - $10,432
MSCI Emerging Markets Index (Net) (USD) - $14,012
MSCI All Greece Select 25/50 Index (net)^ - $11,225
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
Oct/14
Oct/15
Oct/16
Oct/17
Oct/18
Oct/19
Oct/20
Oct/21
Oct/22
Oct/23
Oct/24

	Global X MSCI Greece ETF - $10432	MSCI Emerging Markets Index (Net) (USD) - $14012	MSCI All Greece Select 25/50 Index (net)^ - $11225
Oct/14	$10000	$10000	$10000
Oct/15	$6634	$8547	$6695
Oct/16	$4755	$9339	$4856
Oct/17	$6135	$11809	$6352
Oct/18	$5176	$10331	$5370
Oct/19	$6914	$11556	$7228
Oct/20	$4190	$12509	$4401
Oct/21	$6768	$14631	$7141
Oct/22	$5981	$10091	$6345
Oct/23	$8647	$11181	$9243
Oct/24	$10432	$14012	$11225

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Global X MSCI Greece ETF	20.64%	8.58%	0.42%
MSCI Emerging Markets Index (Net) (USD)	25.32%	3.93%	3.43%
MSCI All Greece Select 25/50 Index (net)^	21.45%	9.20%	1.16%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/grek/ for current month-end performance.

^ The Fund changed its Secondary Index from the FTSE/ATHEX Custom Capped Index to the MSCI All Greece Select 25/50 Index on March 1, 2016. Performance through February 29, 2016 reflects the performance of the FTSE/ATHEX Custom Capped Index.

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$191,956,037	31	$1,058,327	24.24%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Financials
40.1%
Industrials
17.4%
Consumer Discretionary
11.7%
Utilities
11.0%
Energy
7.4%
Communication Services
4.6%
Materials
4.1%
Real Estate
2.0%
Consumer Staples
1.7%

Value	Value
Consumer Staples	1.7%
Real Estate	2.0%
Materials	4.1%
Communication Services	4.6%
Energy	7.4%
Utilities	11.0%
Consumer Discretionary	11.7%
Industrials	17.4%
Financials	40.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
National Bank of Greece	13.3%
Eurobank Ergasias Services and Holdings	10.3%
Metlen Energy & Metals	6.8%
Piraeus Financial Holdings	6.8%
Alpha Services and Holdings	6.1%
JUMBO	5.0%
Public Power	4.8%
Hellenic Telecommunications Organization	4.6%
OPAP	4.5%
Titan Cement International	4.1%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/grek/

Global X Funds

Global X MSCI Greece ETF: GREK

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2024

GX-AR-TSR-10.2024-30

Global X Funds

Global X DAX Germany ETF

Ticker: DAX

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about the Global X DAX Germany ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/dax/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X DAX Germany ETF	$23	0.20%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the DAX Index (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index tracks the segment of the largest and most actively traded companies – known as blue chips – on the German equities market. The Secondary Index is comprised of shares of the 40 largest and most liquid companies admitted to the Frankfurt Stock Exchange in the Prime Standard segment. The Secondary Index represents about 80% of the free-float market capitalization authorized in Germany.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 31.32%, while the Secondary Index increased 31.37%. The Fund had a net asset value of $26.28 per share on October 31, 2023, and ended the reporting period with a net asset value of $33.69 per share on October 31, 2024.

During the reporting period, the highest returns came from Siemens Energy AG and Rheinmetall AG, which returned 360.54% and 81.73% respectively. The worst performers were Bayer AG and Porsche AG, which returned -37.12% and -17.04%, respectively.

During the reporting period, the Fund recorded positive performance. The European Central Bank’s decision to cut interest rates multiple times in 2024 has signaled to the market that inflation in the European Union, and by extension Germany, is increasingly under control. Despite a slight estimated decline of 0.1% in Germany's gross domestic product growth for 2024, investor sentiment was boosted by positive forward-looking forecasts, which helped the performance of the Fund during the reporting period. Additionally, real wages in Germany improved while the German government’s deficit decreased, providing further relief and confidence to the German consumer and positively impacting companies held by the Fund. Further, temporary cuts in electricity taxes benefited industrial and manufacturing companies in Germany. Companies in the Technology sector, including those held by the Fund, benefited from continued digitalization efforts across various industries including infrastructure and education. During the reporting period, by sector, the Fund had the highest exposure to Industrials at 25.10% and Financials at 19.43%.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Global X DAX Germany ETF** - $16,496
MSCI EAFE Index (Net) (USD) - $16,714
DAX Index (net) - $16,543
$18,000
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
Oct/14
Oct/15
Oct/16
Oct/17
Oct/18
Oct/19
Oct/20
Oct/21
Oct/22
Oct/23
Oct/24

	Global X DAX Germany ETFFootnote Reference**	MSCI EAFE Index (Net) (USD)	DAX Index (net)
Oct/14	$10,000	$10,000	$10,000
Oct/15	$10,134	$9,993	$10,195
Oct/16	$9,788	$9,671	$9,876
Oct/17	$12,764	$11,937	$12,915
Oct/18	$10,713	$11,119	$10,817
Oct/19	$11,783	$12,347	$11,887
Oct/20	$11,014	$11,500	$11,070
Oct/21	$14,764	$15,430	$14,852
Oct/22	$10,587	$11,881	$10,633
Oct/23	$12,562	$13,592	$12,593
Oct/24	$16,496	$16,714	$16,543

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Global X DAX Germany ETFFootnote Reference**	31.32%	6.96%	5.13%
MSCI EAFE Index (Net) (USD)	22.97%	6.24%	5.27%
DAX Index (net)	31.37%	6.83%	5.16%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/dax/ for current month-end performance.

** Performance for periods prior to December 21, 2018 reflects the historical performance of a predecessor fund, the Horizons DAX Germany ETF, which was reorganized into the Fund effective December 24, 2018. As a result of the reorganization, the Fund assumed the performance and accounting history of the predecessor Fund.

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$70,407,984	41	$127,614	6.71%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Germany
92.6%
France
5.9%
United States
0.6%
Futures Contracts
0.0%

Value	Value
Futures Contracts	0.0%
United States	0.6%
France	5.9%
Germany	92.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SAP	15.6%
Siemens	9.7%
Allianz	8.2%
Deutsche Telekom	7.2%
Airbus	5.9%
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	4.5%
Deutsche Boerse	2.9%
BASF	2.9%
Mercedes-Benz Group	2.8%
Infineon Technologies	2.7%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/dax/

Global X Funds

Global X DAX Germany ETF: DAX

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: October 31, 2024

GX-AR-TSR-10.2024-31

Global X Funds

Global X MSCI Vietnam ETF

Ticker: VNAM

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about the Global X MSCI Vietnam ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/vnam. You can also request this information by contacting us at 1-888-493-8631. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MSCI Vietnam ETF	$54	0.51%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Vietnam Select 25-50 Index (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to represent the performance of the broad Vietnam equity universe, while including a minimum number of constituents, as defined by MSCI, Inc. ("MSCI"), the provider of the Secondary Index ("Index Provider"). The broad Vietnam equity universe includes securities that are classified in Vietnam according to the MSCI Global Investable Market Index Methodology, together with companies that are headquartered or listed in Vietnam and carry out the majority of their operations in Vietnam, as determined by the Index Provider.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 11.71%, while the Secondary Index increased by 12.93%. The Fund had a net asset value of $14.28 per share on October 31, 2023, and ended the reporting period with a net asset value of $15.90 per share on October 31, 2024.

During the reporting period, the highest returns came from FPT Digital Retail JSC and Hoang Huy Investment Financial Services JSC, which returned 94.14% and 54.63%, respectively. The worst performers were EVN Finance Joint Stock Co and Vincom Retail JSC, which returned -30.01% and -21.86%, respectively.

During the reporting period, the Fund recorded positive performance due to several key factors. Vietnam's economy continued its robust growth trajectory, driven by strong domestic consumption and rising exports and the Vietnamese government's ongoing efforts to attract foreign investment and improve the business environment supported the performance of companies in the Fund's portfolio. The Fund's holdings in the finance sector benefited from rising credit growth and improving asset quality. Further, companies in the consumer non-durables sector saw strong demand growth as rising incomes and a growing middle class drove consumption. The Fund's focus on companies with strong fundamentals and attractive valuations helped contribute to positive performance during the reporting period.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X MSCI Vietnam ETF - $6,302
MSCI Emerging Markets Index (Net) (USD) - $9,790
MSCI Vietnam Select 25-50 Index^ - $6,450
$11,000
$10,000
$9,000
$8,000
$7,000
$6,000
$5,000
$4,000
Dec/21
Oct/22
Oct/23
Oct/24

	Global X MSCI Vietnam ETF - $6302	MSCI Emerging Markets Index (Net) (USD) - $9790	MSCI Vietnam Select 25-50 Index^ - $6450
Dec/21	$10000	$10000	$10000
Oct/22	$5740	$7051	$5767
Oct/23	$5641	$7812	$5712
Oct/24	$6302	$9790	$6450

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Global X MSCI Vietnam ETF	11.71%	-14.71%
MSCI Emerging Markets Index (Net) (USD)	25.32%	-0.73%
MSCI Vietnam Select 25-50 Index^	12.93%	-14.03%

Since its inception on December 7, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/vnam for current month-end performance.

^ Index performance reflects the performance of the MSCI Vietnam Select 25-50 Index, which underwent changes to its name and methodology effective December 1, 2023.

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$11,925,188	58	$58,656	13.16%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Information Technology	0.6%
Consumer Discretionary	1.4%
Utilities	2.0%
Energy	3.0%
Industrials	9.0%
Materials	15.7%
Consumer Staples	16.5%
Financials	25.8%
Real Estate	25.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Hoa Phat Group JSC	10.7%
Vinhomes JSC	8.0%
Bank for Foreign Trade of Vietnam JSC	6.7%
Masan Group	6.3%
Vietnam Dairy Products JSC	6.2%
Vingroup JSC	6.1%
SSI Securities	4.7%
Duc Giang Chemicals JSC	2.7%
Vietjet Aviation JSC	2.2%
Khang Dien House Trading and Investment JSC	2.1%

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://www.globalxetfs.com/funds/vnam or upon request at 1-888-493-8631.

Effective December 1, 2023, the Fund modified its Principal Investment Strategies to reflect a change to its Secondary Index from the MSCI Vietnam IMI Select 25/50 Index to the MSCI Vietnam Select 25/50 Index. The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Secondary Index is concentrated. As of December 1, 2023, the Secondary Index is expected to concentrate its investments in the real estate management and development industry and had significant exposure to the financials and real estate sectors. As of December 1, 2023, the constituents of the Secondary Index that are categorized as being part of the real estate management and development industry include companies that are involved in construction and development of apartments, shopping malls, hotels, office buildings, trade centers, retail complexes and other commercial properties. In addition, these companies may be involved in property management, brokerage and leasing services.

Effective December 1, 2023, the Fund also modified its Summary of Principal Risks to remove "Small Capitalization Risk."

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/vnam

Global X Funds

Global X MSCI Vietnam ETF: VNAM

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2024

GX-AR-TSR-10.2024-32

(b) Not applicable.

Item 2.	Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are Charles A. Baker and Toai Chin and each is independent as defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) relate to the registrant.

PWC billed the registrant aggregate fees for services rendered to the registrant for the last two fiscal years as follows:

		2024			2023
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$1,727,672	$0	$0	$1,235,693	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees(1)	$487,204	$0	$0	$392,972	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

Notes:

(1)	Tax Compliance and excise distribution services.

(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2024	2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $487,204 and $392,972, respectively.

(h) During the past fiscal year, all non-audit services provided by registrant’s principal accountant to either registrant’s investment adviser or to any entity controlling, controlled by, or under common control with registrant’s investment adviser that provides ongoing services to registrant were pre-approved by the audit committee of registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5.	Audit Committee of Listed Registrants.

The registrant has a separately-designated standing Audit Committee, which is composed of the registrant’s Independent Trustees, Charles A. Baker, Toai Chin and Clifford J. Weber.

Item 6.	Investments.

(a) The Schedules of Investments and Consolidated Schedules of Investments are included as part of the financial statements and financial highlights filed under Item 7 of this form.

(b) Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

Global X MSCI Colombia ETF (ticker: GXG)
Global X MSCI China Consumer Discretionary ETF (ticker: CHIQ)
Global X MSCI Norway ETF (ticker: NORW)
Global X FTSE Southeast Asia ETF (ticker: ASEA)
Global X MSCI Argentina ETF (ticker: ARGT)
Global X MSCI Greece ETF (ticker: GREK)
Global X DAX Germany ETF (ticker: DAX)
Global X MSCI Vietnam ETF (ticker: VNAM)

Annual Financials and Other Information

October 31, 2024

Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT is available on the Fund’s website at https://www.globalxetfs.com/explore/, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund website at https://www.globalxetfs.com/explore/.

Schedule of Investments	October 31, 2024
Global X MSCI Colombia ETF

	Shares	Value
COMMON STOCK — 71.6%
CANADA — 2.0%
Energy — 2.0%
Parex Resources	76,556	$710,118

CHILE — 5.0%
Consumer Discretionary — 2.5%
Empresas Copec	140,529	887,231

Utilities — 2.5%
Enel Americas	9,621,815	901,204

TOTAL CHILE		1,788,435
COLOMBIA — 52.9%
Energy — 14.4%
Canacol Energy (A)	152,627	308,769
Ecopetrol	9,569,198	3,686,299
Geopark	143,179	1,122,523
		5,117,591
Financials — 11.4%
Bancolombia	329,017	2,818,228
Financiera Colombiana	359,056	1,226,958
		4,045,186
Materials — 9.1%
Cementos Argos	803,638	1,564,299
Grupo Argos	376,860	1,656,715
		3,221,014
Utilities — 18.0%
Celsia ESP	1,532,010	1,312,259
Grupo Energia Bogota ESP	2,890,280	1,657,015
Interconexion Electrica ESP	866,223	3,450,759
		6,420,033
TOTAL COLOMBIA		18,803,824

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X MSCI Colombia ETF

	Shares	Value
COMMON STOCK — continued
GUATEMALA — 3.0%
Communication Services — 3.0%
Millicom International Cellular *	38,569	$1,065,509

UNITED STATES — 8.7%
Industrials — 5.7%
Tecnoglass	29,683	2,034,176

Utilities — 3.0%
Brookfield Renewable, Cl A	34,667	1,060,192

TOTAL UNITED STATES		3,094,368
TOTAL COMMON STOCK (Cost $26,746,690)		25,462,254

PREFERRED STOCK — 28.2%
COLOMBIA—28.2%
Financials — 27.8%
Banco Davivienda *(B)	320,410	1,369,348
Bancolombia (B)	697,127	5,595,341
Grupo Aval Acciones y Valores (B)	12,981,704	1,288,463
Grupo de Inversiones Suramericana (B)	308,965	1,627,089
		9,880,241
Materials — 0.4%
Grupo Argos (B)	52,191	152,328
TOTAL COLOMBIA		10,032,569
TOTAL PREFERRED STOCK (Cost $11,442,889)		10,032,569

	Face Amount
U.S TREASURY OBLIGATION — 2.8%
U.S. Treasury Bill 4.596%, 12/03/2024(C)	$1,000,000	995,933
TOTAL U.S TREASURY OBLIGATION (Cost $996,438)		995,933

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X MSCI Colombia ETF

	Face Amount	Value
REPURCHASE AGREEMENT(D) — 0.1%
Daiwa Capital Markets America, Inc. 4.890%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $33,364 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $3 - $6,518, 0.625% - 7.500%, 05/15/2025 - 11/01/2054, with a total market value of $33,853) (Cost $33,359)	$33,359	$33,359
TOTAL INVESTMENTS — 102.7% (Cost $39,219,376)		$36,524,115

Percentages are based on Net Assets of $35,562,583.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2024. The total market value of securities on loan at October 31, 2024 was $30,952.
(B)	There is currently no stated interest rate.
(C)	Interest rate represents the security’s effective yield at the time of purchase.
(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2024 was $33,359. The total value of non-cash collateral held from securities on loan as of October 31, 2024 was $0.

The following is a summary of the level of inputs used as of October 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$23,673,819	$1,788,435	$—	$25,462,254
Preferred Stock	10,032,569	—	—	10,032,569
U.S Treasury Obligation	—	995,933	—	995,933
Repurchase Agreement	—	33,359	—	33,359
Total Investments in Securities	$33,706,388	$2,817,727	$—	$36,524,115

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X MSCI China Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 99.9%
Consumer Discretionary — 99.9%
Alibaba Group Holding	1,629,156	$19,813,323
Anhui Jianghuai Automobile Group, Cl A	182,100	1,046,177
ANTA Sports Products	610,896	6,518,037
BAIC BluePark New Energy Technology, Cl A *	458,500	530,039
Beijing Roborock Technology, Cl A	15,152	500,826
Bethel Automotive Safety Systems, Cl A	47,240	321,766
Bosideng International Holdings (A)	4,358,000	2,444,032
BYD, Cl A	81,349	3,346,130
BYD, Cl H	410,980	14,875,717
Changzhou Xingyu Automotive Lighting Systems, Cl A	22,330	430,131
China Tourism Group Duty Free, Cl A	159,050	1,513,551
Chongqing Changan Automobile, Cl A	683,908	1,273,239
Chow Tai Fook Jewellery Group	2,473,500	2,341,655
Ecovacs Robotics, Cl A	44,950	329,501
Fuyao Glass Industry Group, Cl A	163,014	1,303,819
Fuyao Glass Industry Group, Cl H	458,800	3,254,633
Geely Automobile Holdings	3,349,500	5,885,235
Great Wall Motor, Cl A	206,400	758,380
Great Wall Motor, Cl H	1,845,797	2,934,510
Gree Electric Appliances of Zhuhai, Cl A	232,500	1,418,906
Guangzhou Automobile Group, Cl A	402,200	450,848
Guangzhou Automobile Group, Cl H (A)	3,836,523	1,347,205
H World Group ADR	124,345	4,562,218
Haidilao International Holding	1,501,700	3,028,743
Haier Smart Home, Cl A	515,819	2,114,555
Haier Smart Home, Cl H	1,326,560	4,820,349
Hang Zhou Great Star Industrial, Cl A	99,500	399,237
Hisense Home Appliances Group, Cl A	77,800	305,618
Hisense Home Appliances Group, Cl H (A)	473,600	1,498,580
Hisense Visual Technology, Cl A	107,100	335,521
HLA Group, Cl A	391,800	312,765
Huayu Automotive Systems, Cl A	258,280	547,153
Huizhou Desay Sv Automotive, Cl A	43,600	745,461
JD.com, Cl A	959,804	19,197,561
Li Auto, Cl A *	571,736	7,898,287

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X MSCI China Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Li Ning	1,654,300	$3,374,820
Meituan, Cl B *	1,045,400	24,540,222
Midea Group * (A)	154,800	1,454,535
Midea Group, Cl A	240,200	2,406,768
MINISO Group Holding (A)	497,800	2,529,211
New Oriental Education & Technology Group	739,640	4,599,917
Ningbo Joyson Electronic, Cl A	115,200	269,581
Ningbo Tuopu Group, Cl A	137,845	841,824
NIO, Cl A *	769,260	4,121,177
Oppein Home Group, Cl A	39,555	389,565
PDD Holdings ADR *	182,521	22,010,207
Pop Mart International Group	435,900	3,952,839
SAIC Motor, Cl A	634,400	1,145,469
Sailun Group, Cl A	268,753	547,094
Seres Group, Cl A *	124,300	2,035,089
Shandong Linglong Tyre, Cl A	120,534	329,412
Shenzhou International Group Holdings	475,592	3,670,447
TAL Education Group ADR *	321,642	3,576,659
Tongcheng Travel Holdings	1,277,900	2,886,387
Topsports International Holdings	2,981,700	989,502
TravelSky Technology, Cl H	1,283,700	1,799,795
Trip.com Group *	186,022	11,987,680
Vipshop Holdings ADR	250,134	3,611,935
XPeng, Cl A *	753,176	4,374,086
Yadea Group Holdings	1,470,300	2,549,347
Yum China Holdings	180,194	7,948,357
Zhejiang China Commodities City Group, Cl A	452,100	676,135
Zhejiang Leapmotor Technology * (A)	691,800	2,731,820
Zhejiang Supor, Cl A	41,726	306,220
Zhejiang Wanfeng Auto Wheel, Cl A	174,800	507,392
Zhongsheng Group Holdings	1,143,800	1,753,717

TOTAL CHINA		242,320,917
TOTAL COMMON STOCK (Cost $301,166,942)		242,320,917

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X MSCI China Consumer Discretionary ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — 1.4%
Citigroup Global Markets, Inc. 4.860%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $797,527 (collateralized by various U.S. Government Obligations, ranging in par value $116 - $204,055, 2.000% - 7.964%, 02/01/2036 - 08/20/2067, with a total market value of $810,148)	$797,419	$797,419
Daiwa Capital Markets America, Inc. 4.890%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $203,624 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $17 - $39,781, 0.625% - 7.500%, 05/15/2025 - 11/01/2054, with a total market value of $206,613)	203,596	203,596
Deutsche Bank Securities, Inc. 4.850%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $797,526 (collateralized by various U.S. Treasury Obligations, ranging in par value $189,965 - $651,314, 2.875% - 4.500%, 05/15/2027 - 05/15/2052, with a total market value of $797,399)	797,419	797,419
HSBC Securities USA, Inc. 4.860%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $797,527 (collateralized by various U.S. Government Obligations, ranging in par value $159 - $413,382, 2.000% - 7.500%, 05/01/2028 - 10/01/2054, with a total market value of $810,422)	797,419	797,419

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X MSCI China Consumer Discretionary ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Nomura Securities International, Inc. 4.850%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $797,526 (collateralized by various U.S. Government Obligations, ranging in par value $434 - $402,359, 2.500% - 6.980%, 07/01/2034 - 06/15/2059, with a total market value of $810,598)	$797,419	$797,419
TOTAL REPURCHASE AGREEMENTS (Cost $3,393,272)		3,393,272
TOTAL INVESTMENTS — 101.3% (Cost $304,560,214)		$245,714,189

Percentages are based on Net Assets of $242,442,630.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2024. The total market value of securities on loan at October 31, 2024 was $4,476,217.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2024 was $3,393,272. The total value of non-cash collateral held from securities on loan as of October 31, 2024 was $1,513,254.

The following is a summary of the level of inputs used as of October 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$242,320,917	$—	$—	$242,320,917
Repurchase Agreements	—	3,393,272	—	3,393,272
Total Investments in Securities	$242,320,917	$3,393,272	$—	$245,714,189

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — 99.8%
BERMUDA — 0.2%
Energy — 0.2%
Cool	7,441	$73,935

BRAZIL — 3.1%
Materials — 3.1%
Yara International	50,911	1,526,813

DENMARK — 0.9%
Industrials — 0.9%
Cadeler *	64,836	434,380

FAROE ISLANDS — 1.9%
Consumer Staples — 1.9%
Bakkafrost P/F	15,521	929,397

GABON — 0.1%
Energy — 0.1%
BW Energy *	19,859	41,229

MEXICO — 0.6%
Energy — 0.6%
Borr Drilling (A)	68,685	285,689

NORWAY — 89.0%
Communication Services — 8.1%
Schibsted, Cl A	22,442	753,601
Schibsted, Cl B	27,899	866,026
Telenor	189,432	2,320,157
		3,939,784
Consumer Discretionary — 0.6%
Europris	48,464	299,209
Consumer Staples — 12.7%
Austevoll Seafood	28,088	242,928
Grieg Seafood (A)	15,719	94,980

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Leroy Seafood Group	82,548	$377,926
Mowi	143,183	2,454,013
Orkla	215,614	1,987,956
Salmar	20,327	1,028,292
		6,186,095
Energy — 23.4%
Aker BP	97,202	2,067,340
Aker Solutions	83,346	394,802
Avance Gas Holding	5,960	55,221
BLUENORD *	7,337	357,857
BW Offshore	25,627	69,235
DNO	132,867	129,369
DOF Group *	45,498	360,506
Equinor	257,913	6,174,022
FLEX LNG	9,836	239,872
Frontline	44,455	854,005
Odfjell Drilling	29,535	136,022
TGS	60,184	545,074
		11,383,325
Financials — 21.8%
DNB Bank	275,655	5,677,837
Gjensidige Forsikring	61,460	1,106,017
Protector Forsikring	16,511	426,606
Sparebank 1 Nord Norge	29,367	313,680
Sparebank 1 Oestlandet	14,561	207,913
SpareBank 1 SMN	39,803	585,873
SpareBank 1 SR-Bank	63,403	835,763
Storebrand	130,834	1,483,839
		10,637,528
Health Care — 0.0%
Nykode Therapeutics *	50,272	20,983

Industrials — 13.1%
Aker, Cl A	6,820	354,281
Aker Carbon Capture *	98,264	54,342
Belships	33,954	54,484

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Golden Ocean Group	39,855	$428,525
Hoegh Autoliners	35,067	364,328
Kongsberg Gruppen	27,063	2,809,249
MPC Container Ships	115,155	226,439
NEL * (A)	509,284	192,764
Norconsult Norge	33,461	117,397
Norwegian Air Shuttle *	220,627	212,018
Odfjell, Cl A	6,337	72,272
Stolt-Nielsen	7,144	202,719
TOMRA Systems	68,211	970,255
Wallenius Wilhelmsen, Cl B	32,374	317,565
		6,376,638
Information Technology — 2.0%
Crayon Group Holding *	24,822	243,710
Kitron	55,449	157,041
Nordic Semiconductor *	56,158	553,414
		954,165
Materials — 6.8%
Borregaard	29,251	514,460
Elkem *	88,598	144,097
Norsk Hydro	432,698	2,655,720
		3,314,277
Real Estate — 0.5%
Entra *	22,249	235,189

TOTAL NORWAY		43,347,193
SINGAPORE — 0.7%
Energy — 0.7%
BW LPG	25,864	331,788

SOUTH AFRICA — 0.5%
Utilities — 0.5%
Scatec *	36,396	262,649

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
SWEDEN — 0.6%
Information Technology — 0.6%
Atea	24,222	$309,187

UNITED KINGDOM — 2.2%
Energy — 2.2%
Subsea 7	69,644	1,062,616

TOTAL COMMON STOCK (Cost $61,833,703)		48,604,876

	Face Amount
REPURCHASE AGREEMENTS(B) — 0.8%
Daiwa Capital Markets America, Inc. 4.890%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $249,034 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $20 - $48,653, 0.625% - 7.500%, 05/15/2025 - 11/01/2054, with a total market value of $252,689)	$249,000	249,000
RBC Dominion Securities, Inc. 4.850%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $142,501 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $7 - $53,042, 0.000% - 7.000%, 04/15/2026 - 09/20/2054, with a total market value of $144,707)	142,482	142,482
TOTAL REPURCHASE AGREEMENTS (Cost $391,482)		391,482
TOTAL INVESTMENTS — 100.6% (Cost $62,225,185)		$48,996,358

Percentages are based on Net Assets of $48,697,560.

*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X MSCI Norway ETF

(A)	This security or a partial position of this security is on loan at October 31, 2024. The total market value of securities on loan at October 31, 2024 was $426,088.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2024 was $391,482. The total value of non-cash collateral held from securities on loan as of October 31, 2024 was $64,149.

The following is a summary of the level of inputs used as of October 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$48,604,876	$—	$—	$48,604,876
Repurchase Agreements	—	391,482	—	391,482
Total Investments in Securities	$48,604,876	$391,482	$—	$48,996,358

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 1.0%
Consumer Staples — 1.0%
Wilmar International	241,732	$584,732

INDONESIA — 21.8%
Communication Services — 1.8%
Telkom Indonesia Persero	5,647,575	1,014,728

Financials — 17.1%
Bank Central Asia	6,761,939	4,416,048
Bank Mandiri Persero	5,403,368	2,306,631
Bank Negara Indonesia Persero	1,810,092	605,478
Bank Rakyat Indonesia Persero	8,514,284	2,603,923
		9,932,080
Industrials — 1.4%
Astra International	2,465,855	801,265

Materials — 1.5%
Amman Mineral Internasional *	1,527,400	892,889

TOTAL INDONESIA		12,640,962
MALAYSIA — 16.5%
Financials — 10.8%
CIMB Group Holdings	1,015,245	1,852,434
Hong Leong Bank	73,600	344,553
Malayan Banking	927,739	2,224,540
Public Bank	1,809,855	1,826,800
		6,248,327
Health Care — 1.0%
IHH Healthcare	371,197	614,565

Materials — 1.6%
Petronas Chemicals Group	343,368	424,996
Press Metal Aluminium Holdings	448,526	486,526
		911,522

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 3.1%
Tenaga Nasional	558,244	$1,789,848

TOTAL MALAYSIA		9,564,262
PHILIPPINES — 4.0%
Financials — 2.4%
Bank of the Philippine Islands	255,890	630,587
BDO Unibank	286,907	754,421
		1,385,008
Industrials — 1.6%
International Container Terminal Services	133,100	907,032

TOTAL PHILIPPINES		2,292,040
SINGAPORE — 36.4%
Communication Services — 3.7%
Singapore Telecommunications	914,858	2,164,567

Financials — 27.1%
DBS Group Holdings	245,865	7,185,079
Oversea-Chinese Banking	429,308	4,929,465
United Overseas Bank	147,902	3,595,531
		15,710,075
Industrials — 2.9%
Keppel	170,100	822,919
Singapore Airlines (A)	170,047	830,376
		1,653,295
Real Estate — 2.7%
CapitaLand Integrated Commercial Trust †	649,109	991,156
CapitaLand Investment	278,110	590,739
		1,581,895
TOTAL SINGAPORE		21,109,832
THAILAND — 20.2%
Communication Services — 1.9%
Advanced Info Service NVDR	137,034	1,116,739

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 3.4%
CP ALL NVDR	727,017	$1,362,686
CP Axtra NVDR	187,284	188,699
Thai Beverage	984,600	394,465
		1,945,850
Energy — 4.1%
PTT NVDR	1,741,815	1,729,169
PTT Exploration & Production NVDR	169,785	636,473
		2,365,642
Financials — 2.8%
Kasikornbank NVDR	212,765	923,695
SCB X NVDR	205,407	690,878
		1,614,573
Health Care — 1.9%
Bangkok Dusit Medical Services NVDR	1,326,736	1,081,204

Industrials — 1.6%
Airports of Thailand NVDR	522,659	948,670

Information Technology — 2.4%
Delta Electronics Thailand NVDR	342,410	1,400,284

Materials — 0.9%
Siam Cement NVDR	88,165	548,663

Utilities — 1.2%
Gulf Energy Development NVDR	367,563	724,343

TOTAL THAILAND		11,745,968
TOTAL COMMON STOCK (Cost $54,127,438)		57,937,796

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X FTSE Southeast Asia ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — 0.8%
Daiwa Capital Markets America, Inc. 4.890%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $249,034 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $20 - $48,653, 0.625% - 7.500%, 05/15/2025 - 11/01/2054, with a total market value of $252,689)	$249,000	$249,000
RBC Dominion Securities, Inc. 4.850%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $215,177 (collateralized by various U.S. Government Obligations, ranging in par value $11 - $80,094, 0.000% - 7.000%, 04/15/2026 - 09/20/2054, with a total market value of $218,507)	215,148	215,148
TOTAL REPURCHASE AGREEMENTS (Cost $464,148)		464,148
TOTAL INVESTMENTS — 100.7% (Cost $54,591,586)		$58,401,944

Percentages are based on Net Assets of $58,021,513.

*	Non-income producing security.
†	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at October 31, 2024. The total market value of securities on loan at October 31, 2024 was $429,957.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2024 was $464,148. The total value of non-cash collateral held from securities on loan as of October 31, 2024 was $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X FTSE Southeast Asia ETF

The following is a summary of the level of inputs used as of October 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$26,284,505	$31,653,291	$—	$57,937,796
Repurchase Agreements	—	464,148	—	464,148
Total Investments in Securities	$26,284,505	$32,117,439	$—	$58,401,944

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — 96.7%
ARGENTINA — 57.2%
Communication Services — 2.4%
Telecom Argentina ADR * (A)	1,173,498	$10,890,061

Consumer Discretionary — 2.8%
Despegar.com *	887,562	12,816,395

Consumer Staples — 1.0%
Cresud SACIF y A ADR	477,969	4,535,926

Energy — 14.1%
Transportadora de Gas del Sur ADR *	926,317	20,749,501
YPF ADR *	1,803,050	44,192,755
		64,942,256
Financials — 22.1%
Banco BBVA Argentina ADR (A)	954,667	13,145,765
Banco Macro ADR	310,700	24,306,061
Grupo Financiero Galicia ADR (A)	1,092,370	57,589,746
Grupo Supervielle ADR (A)	709,886	6,459,963
		101,501,535
Industrials — 1.8%
Corp America Airports *	428,943	8,102,733

Materials — 2.0%
Bioceres Crop Solutions * (A)	333,372	2,240,260
Loma Negra Cia Industrial Argentina ADR * (A)	779,419	7,139,478
		9,379,738
Real Estate — 1.1%
IRSA Inversiones y Representaciones ADR	392,484	5,102,292

Utilities — 9.9%
Central Puerto ADR (A)	1,315,241	14,914,833
Empresa Distribuidora Y Comercializadora Norte ADR *	273,967	7,972,440

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Pampa Energia ADR * (A)	340,781	$22,808,472
		45,695,745
TOTAL ARGENTINA		262,966,681
BRAZIL — 25.8%
Consumer Discretionary — 23.0%
Arcos Dorados Holdings, Cl A	1,659,810	14,622,926
MercadoLibre *	44,786	91,237,144
		105,860,070
Consumer Staples — 2.8%
Adecoagro	1,113,534	12,805,641

TOTAL BRAZIL		118,665,711
CANADA — 8.1%
Materials — 8.1%
Filo *	692,066	15,927,025
Lithium Americas Argentina * (A)	1,468,308	5,098,182
SSR Mining	2,649,619	16,346,873

TOTAL CANADA		37,372,080
CHILE — 5.6%
Consumer Staples — 5.6%
Cencosud	7,941,795	16,471,235
Cia Cervecerias Unidas	1,693,475	9,372,477

TOTAL CHILE		25,843,712
TOTAL COMMON STOCK (Cost $357,409,620)		444,848,184

PREFERRED STOCK — 3.2%
CHILE — 3.2%
Consumer Staples — 3.2%
Embotelladora Andina (B)	4,966,153	14,824,646
TOTAL PREFERRED STOCK (Cost $13,511,518)		14,824,646

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X MSCI Argentina ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — 3.7%
Citigroup Global Markets, Inc. 4.860%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $4,011,805 (collateralized by various U.S. Government Obligations, ranging in par value $586 - $1,026,462, 2.000% - 7.964%, 02/01/2036 - 08/20/2067, with a total market value of $4,075,295)	$4,011,263	$4,011,263
Daiwa Capital Markets America, Inc. 4.890%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $1,024,293 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $84 - $200,114, 0.625% - 7.500%, 05/15/2025 - 11/01/2054, with a total market value of $1,039,329)	1,024,154	1,024,154
Deutsche Bank Securities, Inc. 4.850%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $4,011,803 (collateralized by various U.S. Treasury Obligations, ranging in par value $955,583 - $3,276,307, 2.875% - 4.500%, 05/15/2027 - 05/15/2052, with a total market value of $4,011,164)	4,011,263	4,011,263
HSBC Securities USA, Inc. 4.860%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $4,011,805 (collateralized by various U.S. Government Obligations, ranging in par value $802 - $2,079,439, 2.000% - 7.500%, 05/01/2028 - 10/01/2054, with a total market value of $4,076,671)	4,011,263	4,011,263

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X MSCI Argentina ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
Nomura Securities International, Inc. 4.850%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $4,011,803 (collateralized by various U.S. Government Obligations, ranging in par value $2,185 - $2,023,992, 2.500% - 6.980%, 07/01/2034 - 06/15/2059, with a total market value of $4,077,556)	$4,011,263	$4,011,263
TOTAL REPURCHASE AGREEMENTS (Cost $17,069,206)		17,069,206
TOTAL INVESTMENTS — 103.6% (Cost $387,990,344)		$476,742,036

Percentages are based on Net Assets of $460,363,903.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2024. The total market value of securities on loan at October 31, 2024 was $16,474,740.
(B)	There is currently no stated interest rate.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2024 was $17,069,206. The total value of non-cash collateral held from securities on loan as of October 31, 2024 was $0.

The following is a summary of the level of inputs used as of October 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$419,004,472	$25,843,712	$—	$444,848,184
Preferred Stock	—	14,824,646	—	14,824,646
Repurchase Agreements	—	17,069,206	—	17,069,206
Total Investments in Securities	$419,004,472	$57,737,564	$—	$476,742,036

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X MSCI Greece ETF

	Shares	Value
COMMON STOCK — 100.0%
GREECE — 95.9%
Communication Services — 4.6%
Hellenic Telecommunications Organization	535,008	$8,811,186

Consumer Discretionary — 11.7%
Autohellas Tourist and Trading	179,744	2,216,773
FF Group *(A)	452,712	5
FF Group ADR *(A)	198,300	2
Intralot -Integrated Information Systems & Gaming Services *	1,976,547	2,171,582
JUMBO	358,996	9,548,699
OPAP	506,072	8,614,833
		22,551,894
Consumer Staples — 1.7%
Sarantis	265,998	3,182,354

Energy — 7.4%
HELLENiQ ENERGY Holdings	553,214	4,144,105
Motor Oil Hellas Corinth Refineries	316,706	6,752,837
Tsakos Energy Navigation	152,416	3,324,193
		14,221,135
Financials — 40.1%
Alpha Services and Holdings	7,853,404	11,761,647
Eurobank Ergasias Services and Holdings	9,626,654	19,752,664
Hellenic Exchanges - Athens Stock Exchange	494,357	2,270,228
National Bank of Greece	3,274,722	25,526,272
Optima bank	333,376	4,632,685
Piraeus Financial Holdings	3,512,987	13,112,060
		77,055,556
Industrials — 17.4%
Aegean Airlines	257,578	2,786,600
Athens International Airport	366,869	3,126,577
Capital Clean Energy Carriers	134,856	2,521,807
Ellaktor	853,361	1,641,667
GEK TERNA	332,019	6,235,877
Intrakat Technical And Energy Projects *	355,729	1,892,360
Metlen Energy & Metals	376,756	13,113,306

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X MSCI Greece ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Piraeus Port Authority	67,890	$2,037,931
		33,356,125
Real Estate — 2.0%
LAMDA Development *	485,573	3,900,989

Utilities — 11.0%
Athens Water Supply & Sewage	400,981	2,520,524
Holding ADMIE IPTO	1,030,632	2,651,798
Public Power	706,674	9,244,739
Terna Energy	309,886	6,661,249
		21,078,310
TOTAL GREECE		184,157,549
UNITED STATES — 4.1%
Materials — 4.1%
Titan Cement International	218,736	7,789,016

TOTAL COMMON STOCK (Cost $169,459,878)		191,946,565
TOTAL INVESTMENTS — 100.0% (Cost $169,459,878)		$191,946,565

Percentages are based on Net Assets of $191,956,037.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X MSCI Greece ETF

The following is a summary of the level of inputs used as of October 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$191,946,558	$—	$7	$191,946,565
Total Investments in Securities	$191,946,558	$—	$7	$191,946,565

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X DAX Germany ETF

	Shares	Value
COMMON STOCK — 95.5%
FRANCE — 5.9%
Industrials — 5.9%
Airbus	27,518	$4,184,865

GERMANY — 89.0%
Communication Services — 7.2%
Deutsche Telekom	167,493	5,058,739

Consumer Discretionary — 7.9%
adidas	7,778	1,852,649
Bayerische Motoren Werke	13,947	1,095,035
Continental	5,010	311,442
Mercedes-Benz Group	32,930	1,991,294
Zalando *	10,997	329,751
		5,580,171
Consumer Staples — 0.9%
Beiersdorf	4,407	593,271

Financials — 20.2%
Allianz	18,318	5,755,262
Commerzbank	48,696	863,312
Deutsche Bank	93,291	1,582,415
Deutsche Boerse	8,883	2,060,880
Hannover Rueck	2,810	736,736
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	6,255	3,192,997
		14,191,602
Health Care — 5.1%
Bayer	45,946	1,236,802
Fresenius & KGaA *	19,386	705,474
Merck KGaA	6,044	997,371
Siemens Healthineers	12,940	673,895
		3,613,542
Industrials — 18.9%
Brenntag	5,989	389,076
Daimler Truck Holding	26,937	1,111,567

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X DAX Germany ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Deutsche Post	46,587	$1,867,809
MTU Aero Engines	2,518	822,011
Rheinmetall	2,036	1,045,950
Siemens	35,172	6,812,091
Siemens Energy *	30,988	1,262,585
		13,311,089
Information Technology — 18.3%
Infineon Technologies	61,077	1,924,591
SAP	47,016	10,963,986
		12,888,577
Materials — 5.7%
BASF	41,740	2,023,083
Covestro *	8,786	555,140
Heidelberg Materials	6,303	692,495
Symrise, Cl A	5,879	705,906
		3,976,624
Real Estate — 1.5%
Vonovia	32,807	1,074,203

Utilities — 3.3%
E.ON	97,525	1,314,472
RWE	31,628	1,022,207
		2,336,679
TOTAL GERMANY		62,624,497
UNITED STATES — 0.6%
Health Care — 0.6%
QIAGEN	10,405	441,115

TOTAL COMMON STOCK (Cost $57,907,859)		67,250,477

PREFERRED STOCK — 3.6%
GERMANY—3.6%
Consumer Discretionary — 2.3%
Dr Ing hc F Porsche (A)	5,116	359,022

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X DAX Germany ETF

	Shares	Value
PREFERRED STOCK — continued
Consumer Discretionary — continued
Porsche Automobil Holding (A)	7,109	$294,282
Volkswagen (A)	9,645	931,296
		1,584,600
Consumer Staples — 0.9%
Henkel & KGaA (A)	7,579	654,793
Health Care — 0.4%
Sartorius (A)	1,165	300,638
TOTAL GERMANY		2,540,031
TOTAL PREFERRED STOCK (Cost $3,599,528)		2,540,031
TOTAL INVESTMENTS — 99.1% (Cost $61,507,387)		$69,790,508

Percentages are based on Net Assets of $70,407,984.

A list of the open futures contracts held by the Fund at October 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
Mini DAX Index	6	Dec-2024	$631,555	$623,769	$7,876

*	Non-income producing security.
(A)	There is currently no stated interest rate.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X DAX Germany ETF

The following is a summary of the level of inputs used as of October 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$67,250,477	$—	$—	$67,250,477
Preferred Stock	2,540,031	—	—	2,540,031
Total Investments in Securities	$69,790,508	$—	$—	$69,790,508

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$7,876	$—	$—	$7,876
Total Other Financial Instruments	$7,876	$—	$—	$7,876

*	Futures contracts are valued at unrealized appreciation on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X MSCI Vietnam ETF

	Shares	Value
COMMON STOCK — 99.9%
VIETNAM — 99.9%
Consumer Discretionary — 1.4%
FPT DIGITAL RETAIL JSC *	23,480	$161,425

Consumer Staples — 16.5%
HAGL JSC *	197,500	80,860
KIDO Group	55,273	110,852
Masan Group *	248,220	752,122
Saigon Beer Alcohol Beverage	49,200	107,430
Thanh Thanh Cong - Bien Hoa JSC *	126,862	62,227
Vietnam Dairy Products JSC	280,600	733,689
Vinh Hoan	43,080	121,503
		1,968,683
Energy — 3.0%
PetroVietnam Drilling & Well Services JSC *	103,952	105,473
PetroVietnam Technical Service	89,900	134,423
Petrovietnam Transportation	66,450	73,863
Vietnam National Petroleum Group	24,600	39,995
		353,754
Financials — 25.8%
Bank for Foreign Trade of Vietnam JSC *	214,359	793,671
Bank for Investment and Development of Vietnam JSC *	87,449	165,178
FPT Securities JSC	46,580	77,019
Nam A Commercial JSB *	151,300	95,759
Sai Gon-Ha Noi Securities JSC *	151,975	85,366
Saigon - Hanoi Commercial Joint Stock Bank	421,573	176,767
Saigon Thuong Tin Commercial JSB *	108,500	151,076
SSI Securities	527,485	555,028
Vietcap Securities JSC	154,282	211,466
Vietnam Export Import Commercial JSB	215,147	169,786
Vietnam Joint Stock Commercial Bank for Industry and Trade *	81,989	115,784
VIX Securities JSC *	524,595	227,228
VNDirect Securities	438,050	252,121
		3,076,249

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X MSCI Vietnam ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 9.0%
Development Investment Construction JSC *	113,980	$92,654
Gelex Group JSC *	163,400	131,858
Ha Do Group JSC	64,001	67,469
Hoang Huy Investment Financial Services JSC *	129,916	82,996
IDICO JSC	61,740	136,766
PC1 Group JSC *	59,251	62,813
Tasco JSC *	136,100	87,216
Vietjet Aviation JSC *	62,300	258,762
Vietnam Construction and Import-Export JSC *	111,757	78,469
Viettel Construction Joint Stock	15,300	76,742
		1,075,745
Information Technology — 0.6%
Digiworld	40,586	69,115

Materials — 15.7%
Duc Giang Chemicals JSC	71,380	317,088
Hoa Phat Group JSC *	1,202,014	1,279,042
Hoa Sen Group	115,130	92,222
Nam Kim Steel JSC *	50,000	40,843
PetroVietNam Ca Mau Fertilizer JSC	50,400	74,862
Petrovietnam Fertilizer & Chemicals JSC	52,200	71,341
		1,875,398
Real Estate — 25.9%
CEO Group JSC *	100,770	60,191
Dat Xanh Group JSC *	137,366	90,201
Khang Dien House Trading and Investment JSC *	191,909	254,310
Kinh Bac City Development Holding *	144,300	150,122
Kosy JSC *	32,900	50,300
Novaland Investment Group *	366,691	152,305
Phat Dat Real Estate Development *	150,813	125,578
Sai Gon VRG Investment	35,895	105,215
Song da Urban & Industrial Zone Investment & Development JSC *	21,800	55,276
Van Phu - Invest Investment JSC *	49,864	114,403
Vincom Retail JSC *	357,400	252,357
Vingroup JSC *	440,000	723,180

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X MSCI Vietnam ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Vinhomes JSC *	584,500	$959,523
		3,092,961
Utilities — 2.0%
Binh Duong Water Environment JSC *	33,500	59,632
PetroVietnam Gas JSC	26,744	74,583
PetroVietnam Power *	223,400	105,602
		239,817
TOTAL VIETNAM		11,913,147
TOTAL COMMON STOCK (Cost $12,615,105)		11,913,147
TOTAL INVESTMENTS — 99.9% (Cost $12,615,105)		$11,913,147

Percentages are based on Net Assets of $11,925,188.

*	Non-income producing security.

As of October 31, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Glossary (abbreviations which may be used in the preceding Schedules of Investments):

Fund Abbreviations

ADR — American Depositary Receipt

Cl — Class

DAX — Deutscher Aktien Index

JSC — Joint-Stock Company

NVDR — Non-Voting Depositary Receipt

Statements of Assets and Liabilities

October 31, 2024

	Global X MSCI Colombia ETF		Global X MSCI China Consumer Discretionary ETF		Global X MSCI Norway ETF
Assets:
Cost of Investments	$39,186,017		$301,166,942		$61,833,703
Cost of Repurchase Agreement	33,359		3,393,272		391,482
Cost (Proceeds) of Foreign Currency	—		564		—
Investments, at Value	$36,490,756	*	$242,320,917	*	$48,604,876	*
Repurchase Agreement, at Value	33,359		3,393,272		391,482
Cash	78,657		255,612		73,705
Foreign Currency, at Value	—		565		—
Dividend, Interest, and Securities Lending Income Receivable	6,912		4,446		23,114
Reclaim Receivable	1,233		—		72,382
Due from Broker	9,602		668		—
Total Assets	36,620,519		245,975,480		49,165,559
Liabilities:
Obligation to Return Securities Lending Collateral	33,359		3,393,272		391,482
Payable for Investment Securities Purchased	996,438		—		55,172
Payable due to Investment Adviser	18,788		139,167		21,165
Unrealized Depreciation on Spot Contracts	—		—		167
Custodian Fees Payable	12		96		13
Due to Broker	9,339		315		—
Total Liabilities	1,057,936		3,532,850		467,999
Net Assets	$35,562,583		$242,442,630		$48,697,560
Net Assets Consist of:
Paid-in Capital	$138,940,279		$597,723,822		$114,652,385
Total Accumulated Losses	(103,377,696)		(355,281,192)		(65,954,825)
Net Assets	$35,562,583		$242,442,630		$48,697,560
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,539,699		11,730,000		1,946,111
Net Asset Value, Offering and Redemption Price Per Share	$23.10		$20.67		$25.02
* Includes Market Value of Securities on Loan	$30,952		$4,476,217		$426,088

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

October 31, 2024

	Global X FTSE Southeast Asia ETF		Global X MSCI Argentina ETF		Global X MSCI Greece ETF
Assets:
Cost of Investments	$54,127,438		$370,921,138		$169,459,878
Cost of Repurchase Agreement	464,148		17,069,206		—
Cost (Proceeds) of Foreign Currency	16,432		—		—
Investments, at Value	$57,937,796	*	$459,672,830	*	$191,946,565
Repurchase Agreement, at Value	464,148		17,069,206		—
Cash	86,451		1,028,780		215,543
Foreign Currency, at Value	16,432		—		—
Dividend, Interest, and Securities Lending Income Receivable	7,413		39,705		9,856
Reclaim Receivable	—		643		—
Due from Broker	6,043		102,036		1,614
Due from Custodian	—		—		500
Total Assets	58,518,283		477,913,200		192,174,078
Liabilities:
Obligation to Return Securities Lending Collateral	464,148		17,069,206		—
Payable due to Investment Adviser	32,592		214,455		92,601
Unrealized Depreciation on Spot Contracts	13		—		—
Payable for Investment Securities Purchased	—		193,589		—
Payable for Capital Shares Redeemed	—		50,272		—
Due to Custodian	—		—		89,233
Custodian Fees Payable	17		117		32,180
Due to Broker	—		21,658		4,027
Total Liabilities	496,770		17,549,297		218,041
Net Assets	$58,021,513		$460,363,903		$191,956,037
Net Assets Consist of:
Paid-in Capital	$65,443,558		$411,341,129		$402,568,541
Total Distributable Earnings (Accumulated Losses)	(7,422,045)		49,022,774		(210,612,504)
Net Assets	$58,021,513		$460,363,903		$191,956,037
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	3,490,000		6,324,975		4,815,644
Net Asset Value, Offering and Redemption Price Per Share	$16.63		$72.79		$39.86
* Includes Market Value of Securities on Loan	$429,957		$16,474,740		$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

October 31, 2024

	Global X DAX Germany ETF	Global X MSCI Vietnam ETF
Assets:
Cost of Investments	$61,507,387	$12,615,105
Cost (Proceeds) of Foreign Currency	23	27,042
Investments, at Value	$69,790,508	$11,913,147
Cash	32,067	10,878
Foreign Currency, at Value	23	27,053
Reclaim Receivable	559,067	—
Dividend, Interest, and Securities Lending Income Receivable	—	6,223
Cash pledged as collateral on Futures Contracts	45,519	—
Total Assets	70,427,184	11,957,301
Liabilities:
Payable due to Investment Adviser	12,287	5,184
Payable for Variation Margin on Futures Contracts	6,905	—
Payable for Investment Securities Purchased	—	23,998
Custodian Fees Payable	8	3
Due to Broker	—	2,928
Total Liabilities	19,200	32,113
Net Assets	$70,407,984	$11,925,188
Net Assets Consist of:
Paid-in Capital	$67,269,929	$15,714,926
Total Distributable Earnings (Accumulated Losses)	3,138,055	(3,789,738)
Net Assets	$70,407,984	$11,925,188
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	2,090,000	750,000
Net Asset Value, Offering and Redemption Price Per Share	$33.69	$15.90

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the year ended October 31, 2024

	Global X MSCI Colombia ETF	Global X MSCI China Consumer Discretionary ETF	Global X MSCI Norway ETF
Investment Income:
Dividend Income	$3,523,515	$6,303,775	$3,694,024
Interest Income	7,623	21,661	3,932
Security Lending Income	84,917	61,930	12,178
Less: Foreign Taxes Withheld	(483,672)	(144,583)	(771,303)
Total Investment Income	3,132,383	6,242,783	2,938,831
Expenses:
Supervision and Administration Fees(1)	249,374	1,528,369	254,698
Custodian Fees(2)	4,170	2,931	452
Total Expenses	253,544	1,531,300	255,150
Net Investment Income	2,878,839	4,711,483	2,683,681
Net Realized Gain (Loss) on:
Investments(3)	(2,484,810)	(102,933,800)	(3,336,404)
Futures Contracts	—	(108,172)	—
Foreign Currency Transactions	(134,100)	(7,111)	9,185
Net Realized Gain (Loss)	(2,618,910)	(103,049,083)	(3,327,219)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	6,816,203	134,356,875	6,987,476
Foreign Currency Translations	(142)	2	3,560
Net Change in Unrealized Appreciation (Depreciation)	6,816,061	134,356,877	6,991,036
Net Realized and Unrealized Gain (Loss)	4,197,151	31,307,794	3,663,817
Net Increase in Net Assets Resulting from Operations	$7,075,990	$36,019,277	$6,347,498

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the year ended October 31, 2024

	Global X FTSE Southeast Asia ETF	Global X MSCI Argentina ETF	Global X MSCI Greece ETF
Investment Income:
Dividend Income	$2,073,748	$6,896,184	$9,305,755
Interest Income	3,970	17,873	46,251
Security Lending Income	1,436	155,168	—
Less: Foreign Taxes Withheld	(130,126)	(278,526)	(409,533)
Total Investment Income	1,949,028	6,790,699	8,942,473
Expenses:
Supervision and Administration Fees(1)	284,306	1,406,361	1,058,327
Custodian Fees(2)	214	2,124	32,728
Total Expenses	284,520	1,408,485	1,091,055
Net Investment Income	1,664,508	5,382,214	7,851,418
Net Realized Gain (Loss) on:
Investments(3)	(194,988)	15,684,350	3,195,294
Foreign Currency Transactions	(23,544)	(221,666)	14,302
Net Realized Gain (Loss)	(218,532)	15,462,684	3,209,596
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	6,105,275	97,400,461	21,150,992
Foreign Currency Translations	(7)	(783)	(986)
Net Change in Unrealized Appreciation (Depreciation)	6,105,268	97,399,678	21,150,006
Net Realized and Unrealized Gain (Loss)	5,886,736	112,862,362	24,359,602
Net Increase in Net Assets Resulting from Operations	$7,551,244	$118,244,576	$32,211,020

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the year ended October 31, 2024

	Global X DAX Germany ETF	Global X MSCI Vietnam ETF
Investment Income:
Dividend Income	$2,030,857	$140,484
Interest Income	4,125	1,360
Reclaim Income	202,265	—
Less: Foreign Taxes Withheld	(480,275)	—
Total Investment Income	1,756,972	141,844
Expenses:
Supervision and Administration Fees(1)	127,614	58,656
Custodian Fees(2)	388	1,438
Total Expenses	128,002	60,094
Net Investment Income	1,628,970	81,750
Net Realized Gain (Loss) on:
Investments(3)	3,357,418	(400,531)
Futures Contracts	30,989	—
Foreign Currency Transactions	(3,426)	(9,392)
Net Realized Gain (Loss)	3,384,981	(409,923)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	10,519,593	1,211,064
Futures Contracts	7,876	—
Foreign Currency Translations	10,617	(129)
Net Change in Unrealized Appreciation (Depreciation)	10,538,086	1,210,935
Net Realized and Unrealized Gain (Loss)	13,923,067	801,012
Net Increase in Net Assets Resulting from Operations	$15,552,037	$882,762

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI Colombia ETF		Global X MSCI China Consumer Discretionary ETF
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023
Operations:
Net Investment Income	$2,878,839	$1,866,284	$4,711,483	$1,386,853
Net Realized Gain (Loss)	(2,618,910)	(4,254,935)	(103,049,083)	(58,887,161)
Net Change in Unrealized Appreciation (Depreciation)	6,816,061	4,136,094	134,356,877	90,662,492
Net Increase in Net Assets Resulting from Operations	7,075,990	1,747,443	36,019,277	33,162,184
Distributions:	(2,642,478)	(1,665,654)	(7,138,578)	(755,937)

Capital Share Transactions:
Issued	11,249,579	8,903,453	12,169,384	71,872,260
Redeemed	(9,963,103)	—	(76,158,952)	(40,942,559)
Increase (Decrease) in Net Assets from Capital Share Transactions	1,286,476	8,903,453	(63,989,568)	30,929,701
Total Increase (Decrease) in Net Assets	5,719,988	8,985,242	(35,108,869)	63,335,948

Net Assets:
Beginning of Year	29,842,595	20,857,353	277,551,499	214,215,551
End of Year	$35,562,583	$29,842,595	$242,442,630	$277,551,499

Share Transactions:
Issued	480,000	430,000	550,000	3,150,000
Redeemed	(430,000)	—	(4,480,000)	(2,210,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	50,000	430,000	(3,930,000)	940,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI Norway ETF		Global X FTSE Southeast Asia ETF
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023
Operations:
Net Investment Income	$2,683,681	$3,268,363	$1,664,508	$1,654,880
Net Realized Gain (Loss)	(3,327,219)	(6,840,575)	(218,532)	(83,382)
Net Change in Unrealized Appreciation (Depreciation)	6,991,036	5,560,750	6,105,268	(266,695)
Net Increase in Net Assets Resulting from Operations	6,347,498	1,988,538	7,551,244	1,304,803
Distributions:	(2,631,333)	(3,828,407)	(1,664,882)	(1,371,417)

Capital Share Transactions:
Issued	2,235,529	756,376	20,307,949	8,626,188
Redeemed	(11,319,529)	(43,956,324)	(6,454,860)	(8,138,266)
Increase (Decrease) in Net Assets from Capital Share Transactions	(9,084,000)	(43,199,948)	13,853,089	487,922
Total Increase (Decrease) in Net Assets	(5,367,835)	(45,039,817)	19,739,451	421,308

Net Assets:
Beginning of Year	54,065,395	99,105,212	38,282,062	37,860,754
End of Year	$48,697,560	$54,065,395	$58,021,513	$38,282,062

Share Transactions:
Issued	90,000	30,000	1,200,000	570,000
Redeemed	(460,000)	(1,770,000)	(430,000)	(550,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(370,000)	(1,740,000)	770,000	20,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI Argentina ETF		Global X MSCI Greece ETF
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023
Operations:
Net Investment Income	$5,382,214	$1,202,928	$7,851,418	$3,868,941
Net Realized Gain (Loss)	15,462,684	(2,566,664)	3,209,596	18,147,880
Net Change in Unrealized Appreciation (Depreciation)	97,399,678	6,230,005	21,150,006	25,962,476
Net Increase in Net Assets Resulting from Operations	118,244,576	4,866,269	32,211,020	47,979,297
Distributions:	(2,397,304)	(814,280)	(4,100,078)	(4,127,806)

Capital Share Transactions:
Issued	355,550,715	38,249,855	16,323,456	49,664,378
Redeemed	(61,871,179)	(18,395,061)	(6,188,438)	(46,884,011)
Increase in Net Assets from Capital Share Transactions	293,679,536	19,854,794	10,135,018	2,780,367
Total Increase in Net Assets	409,526,808	23,906,783	38,245,960	46,631,858

Net Assets:
Beginning of Year	50,837,095	26,930,312	153,710,077	107,078,219
End of Year	$460,363,903	$50,837,095	$191,956,037	$153,710,077

Share Transactions:
Issued	6,040,000	910,000	420,000	1,510,000
Redeemed	(1,040,000)	(450,000)	(150,000)	(1,400,000)
Net Increase in Shares Outstanding from Share Transactions	5,000,000	460,000	270,000	110,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X DAX Germany ETF		Global X MSCI Vietnam ETF
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023
Operations:
Net Investment Income	$1,628,970	$1,616,545	$81,750	$60,648
Net Realized Gain (Loss)	3,384,981	1,772,225	(409,923)	(828,709)
Net Change in Unrealized Appreciation (Depreciation)	10,538,086	4,065,050	1,210,935	(484,626)
Net Increase (Decrease) in Net Assets Resulting from Operations	15,552,037	7,453,820	882,762	(1,252,687)
Distributions:	(1,646,912)	(1,474,277)	(34,825)	(43,893)

Capital Share Transactions:
Issued	20,910,316	8,586,516	1,937,443	8,556,822
Redeemed	(11,716,528)	(6,595,856)	—	(907,633)
Increase in Net Assets from Capital Share Transactions	9,193,788	1,990,660	1,937,443	7,649,189
Total Increase in Net Assets	23,098,913	7,970,203	2,785,380	6,352,609

Net Assets:
Beginning of Year	47,309,071	39,338,868	9,139,808	2,787,199
End of Year	$70,407,984	$47,309,071	$11,925,188	$9,139,808

Share Transactions:
Issued	650,000	300,000	110,000	510,000
Redeemed	(360,000)	(230,000)	—	(60,000)
Net Increase in Shares Outstanding from Share Transactions	290,000	70,000	110,000	450,000

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X MSCI Colombia ETF
2024	20.03	1.70	2.95	4.65	(1.58)	—	—
2023	19.68	1.41	0.37 ^	1.78	(1.43)	—	—
2022	30.76	2.26	(11.49)	(9.23)	(1.85)	—	—
2021	23.26	0.64	7.73	8.37	(0.87)	—	—
2020(1)	38.16	1.14	(15.00)	(13.86)	(1.04)	—	—
Global X MSCI China Consumer Discretionary ETF
2024	17.72	0.35	3.10	3.45	(0.50)	—	—
2023	14.55	0.08	3.14	3.22	(0.05)	—	—
2022	29.94	0.06	(15.39)	(15.33)	(0.06)	—	—
2021	29.45	—	0.51 ^	0.51	(0.02)	—	—
2020	17.68	0.04	11.89	11.93	(0.16)	—	—
Global X MSCI Norway ETF (2)
2024	23.34	1.32	1.67	2.99	(1.31)	—	—
2023	24.43	1.13	(0.90)	0.23	(1.32)	—	—
2022	32.01	1.05	(7.93)	(6.88)	(0.70)	—	—
2021	20.12	0.42	11.94	12.36	(0.46)	—	(0.01)
2020(3)	24.52	0.42	(4.38)	(3.96)	(0.44)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(1)	Per share amounts have been adjusted for a 1 for 4 reverse share split on April 28, 2020. (See Note 9 in the Notes to Financial Statements.)
(2)	On October 29, 2021, the Global X MSCI Norway ETF (the “Acquired Fund”) was reorganized into the Global X FTSE Nordic Region ETF (the “Acquiring Fund”), each a separate series of the Trust (together, the “Combined Fund”) and the Combined Fund was renamed the Global X MSCI Norway ETF. As a result of the Reorganization as of the close of business on October 29, 2021, the Combined Fund assumed the performance and accounting history of the Acquired Fund. Accordingly, performance figures for the Combined Fund for periods prior to the date of the Reorganization represent the performance of the Acquired Fund. (See Note 1 in the Notes to Financial Statements.)
(3)	Per share data for the Acquired Fund has been restated for periods prior to the reorganization to reflect the conversion ratio of 0.4766 in effect on the reorganization date of October 29, 2021. (See Note 1 in the Notes to Financial Statements).

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover Rate (%)††

(1.58)	23.10	23.21	35,563	0.62	7.04	38.17
(1.43)	20.03	9.09	29,843	0.63	6.93	36.17
(1.85)	19.68	(31.39)	20,857	0.62	8.01	50.35
(0.87)	30.76	35.98	41,831	0.61	2.21	16.08
(1.04)	23.26	(36.91)	34,181	0.62	3.91	20.85

(0.50)	20.67	20.00	242,443	0.65	2.00	32.76
(0.05)	17.72	22.10	277,551	0.65	0.44	15.93
(0.06)	14.55	(51.28)	214,216	0.65	0.25	22.64
(0.02)	29.94	1.73	649,503	0.65	—	34.56
(0.16)	29.45	67.98	393,118	0.65	0.21	32.56

(1.31)	25.02	12.74	48,698	0.50	5.27	15.89
(1.32)	23.34	0.87	54,065	0.51	4.57	10.01
(0.70)	24.43	(21.72)	99,105	0.50	3.72	15.58
(0.47)	32.01	64.44	103,935	0.50	3.09	9.74
(0.44)	20.12	(16.32)	33,570	0.50	1.92	8.38

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X FTSE Southeast Asia ETF
2024	14.07	0.58	2.60	3.18	(0.62)	—	—
2023	14.02	0.55	(0.06)	0.49	(0.44)	—	—
2022	15.10	0.39	(0.86)	(0.47)	(0.61)	—	—
2021	11.66	0.62	3.09	3.71	(0.27)	—	—
2020	15.95	0.37	(4.27)	(3.90)	(0.39)	—	—
Global X MSCI Argentina ETF
2024	38.37	1.33	33.83	35.16	(0.74)	—	—
2023	31.13	0.96	7.02	7.98	(0.74)	—	—
2022	33.00	0.77	(1.99)	(1.22)	(0.65)	—	—
2021	23.64	0.26	9.21	9.47	(0.11)	—	—
2020	21.83	0.06	1.83	1.89	(0.08)	—	—
Global X MSCI Greece ETF
2024	33.81	1.64	5.28	6.92	(0.87)	—	—
2023	24.14	0.79	9.79	10.58	(0.91)	—	—
2022	27.98	0.73	(3.94)	(3.21)	(0.63)	—	—
2021	17.68	0.47	10.36	10.83	(0.53)	—	—
2020(1)	29.91	0.66	(12.20)	(11.54)	(0.69)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	Per share amounts have been adjusted for a 1 for 3 reverse share split on April 28, 2020. (See Note 9 in the Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover Rate (%)††

(0.62)	16.63	23.18	58,022	0.65	3.81	10.59
(0.44)	14.07	3.37	38,282	0.65	3.66	11.40
(0.61)	14.02	(3.13)	37,861	0.65	2.67	13.92
(0.27)	15.10	31.94	35,776	0.65	4.27	13.46
(0.39)	11.66	(24.82)	20,981	0.65	2.77	5.98

(0.74)	72.79	92.36	460,364	0.59	2.26	29.63
(0.74)	38.37	25.68	50,837	0.59	2.35	36.49
(0.65)	31.13	(3.42)	26,930	0.59	2.52	44.70
(0.11)	33.00	40.09	34,810	0.59	0.85	31.35
(0.08)	23.64	8.61	38,421	0.60	0.25	49.17

(0.87)	39.86	20.64	191,956	0.57	4.08	24.24
(0.91)	33.81	44.57	153,710	0.57	2.42	29.17
(0.63)	24.14	(11.63)	107,078	0.57	2.83	24.34
(0.53)	27.98	61.52	151,828	0.56	1.76	38.42
(0.69)	17.68	(39.39)	109,016	0.58	2.81	28.48

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X DAX Germany ETF
2024	26.28	0.82	7.36	8.18	(0.77)	—	—
2023	22.74	0.86	3.44	4.30	(0.76)	—	—
2022	32.86	0.95	(10.13)	(9.18)	(0.94)	—	—
2021	25.21	0.62	7.95	8.57	(0.92)	—	—
2020	27.28	0.87	(2.64)	(1.77)	(0.30)	—	—
Global X MSCI Vietnam ETF
2024	14.28	0.11	1.56	1.67	(0.05)	—	—
2023	14.67	0.16	(0.40)	(0.24)	(0.15)	—	—
2022(1)	25.64	0.22	(11.12)	(10.90)	(0.07)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
+	Effective March 1, 2021, the Fund’s management fees were permanently lowered to 0.20%. Prior to March 1, 2021, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, the ratio would have been 0.27% and 0.45% for the years ended October 31, 2021 and October 31, 2020, respectively.
(1)	The Fund commenced operations on December 7, 2021.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(0.77)	33.69	31.32	70,408	0.20		2.55		6.71
(0.76)	26.28	18.65	47,309	0.20		3.05		16.81
(0.94)	22.74	(28.29)	39,339	0.21		3.52		10.74
(0.92)	32.86	34.06	44,033	0.20	+	1.90		24.22
(0.30)	25.21	(6.53)	23,948	0.20	+	3.30		10.93

(0.05)	15.90	11.71	11,925	0.51		0.70		13.16
(0.15)	14.28	(1.71)	9,140	0.55		0.99		44.49
(0.07)	14.67	(42.60)	2,787	0.50	†	1.12	†	78.28

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

October 31, 2024

1. ORGANIZATION

Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. As of October 31, 2024, the Trust had one hundred portfolios, ninety-seven of which were operational. The financial statements herein and the related notes pertain to the Global X MSCI Colombia ETF, Global X MSCI China Consumer Discretionary ETF, Global X MSCI Norway ETF, Global X FTSE Southeast Asia ETF, Global X MSCI Argentina ETF, Global X MSCI Greece ETF, Global X DAX Germany ETF, and Global X MSCI Vietnam ETF (each a “Fund”, and collectively, the “Funds”). Each Fund has elected non-diversified status under the 1940 Act.

On August 4, 2021, the Board of Trustees (the “Board”) of the Trust unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) providing for the tax-free reorganization (the “Reorganization”) of the Global X MSCI Norway ETF (the “Acquired Fund”) with and into the Global X FTSE Nordic Region ETF (the “Acquiring Fund”), each a separate series of the Trust (together, the “Combined Fund”). The Agreement provided for: (1) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund solely in exchange for (A) the issuance of the shares of beneficial interest of the Acquiring Fund (collectively, the “Acquiring Fund Shares” and each, an “Acquiring Fund Share”) to the Acquired Fund, and (B) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund on the closing date of the Reorganization (the “Closing Date”), and (2) the distribution by the Acquired Fund, on or promptly after the Closing Date as provided in the Agreement, of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund. Effective as of the close of business on October 29, 2021, the Acquired Fund was reorganized into the Combined Fund, and the Combined Fund was renamed the Global X MSCI Norway ETF. The Acquiring Fund is the legal surviving entity in the Reorganization, while the Acquired Fund is the accounting survivor or continuing portfolio for purposes of financial and performance history of the Combined Fund. See Note 11 in the Notes to Financial Statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

Notes to Financial Statements (Continued)

October 31, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

RETURN OF CAPITAL ESTIMATES — Distributions received by the Funds from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), and approved by the Board. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a fair value committee (the “Committee”) of the Adviser. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value a security if an event that may materially affect the value of the Funds’ security that is traded outside the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that each Fund calculates its net asset value (“NAV”). A Significant Event may relate to a single issuer or to an entire market sector. Events that may

Notes to Financial Statements (Continued)

October 31, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their NAVs, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee.

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at NAV as of the measurement date or within the near term, and short-term investments valued at amortized cost); and

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, and fair value of investments for

Notes to Financial Statements (Continued)

October 31, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

which the Funds do not have the ability to fully redeem tranches at NAV as of the measurement date or within the near term)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, reference the Schedule of Investments.

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

DUE TO/FROM BROKERS — Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties as of October 31, 2024. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements are held by The Bank of New York Mellon (“BNY Mellon”), the Funds’ custodian (“Custodian”), and are designated as being held on each Fund’s behalf by the Custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

It is each Fund’s policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986,

Notes to Financial Statements (Continued)

October 31, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements except as described below.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax positions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws and regulations, and interpretations thereof.

If a Fund has foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.

As of and during the reporting period ended October 31, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense on the Statements of Operations. During the reporting period, the Funds did not incur any interest or penalties.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date. Amortization of premiums and accretion of discounts is included in interest income.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations

Notes to Financial Statements (Continued)

October 31, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

FOREIGN CURRENCY CONTRACTS — To the extent consistent with its investment policies, each Fund may invest in forward foreign currency exchange contracts and foreign currency futures contracts. No Fund, however, expects to engage in currency transactions for speculative purposes or for the purpose of hedging against declines in the value of a Fund’s assets that are denominated in a foreign currency. A Fund may enter into forward foreign currency exchange contracts and foreign currency futures contracts to facilitate local settlements or to protect against currency exposure in connection with its distributions to shareholders. Foreign currency exchange contracts involve an obligation to purchase or sell a specified currency on a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Fund to establish a rate of exchange for a future point in time. Foreign currency futures contracts involve an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Such futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency. A Fund may incur costs in connection with forward foreign currency exchange and futures contracts and conversions of foreign currencies and U.S. dollars. The net realized gain or loss on forward foreign currency contracts is reflected in the Statements of Operations and the net unrealized gains (losses) are included as a component of the net change in unrealized appreciation (depreciation) on forward foreign currency contracts in the Statements of Operations. As of October 31, 2024, there were no foreign currency exchange contracts and foreign currency futures contracts held by the Funds.

Notes to Financial Statements (Continued)

October 31, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

FUTURES CONTRACTS — To the extent consistent with its investment objective and strategies, each Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. It is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. A futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Futures contracts shall be valued at the settlement price established each day by the board of the exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Funds’ Schedule of Investments for details regarding open futures contracts as of October 31, 2024, if applicable.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on the ex-dividend date.

CASH OVERDRAFT CHARGES — Per the terms of an agreement with BNY Mellon, if a Fund for which BNY Mellon is Custodian has a cash overdraft, it will be charged interest at a rate then charged by BNY Mellon to its institutional custody clients in the relevant currency. Cash overdraft charges are included in Custodian fees on the Statements of Operations.

CREATION UNITS —The Funds issue and redeem their shares (“Shares”) on a continuous basis at net asset value (“NAV”) and only in large blocks of 10,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (each, an “Authorized Participant”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to the

Notes to Financial Statements (Continued)

October 31, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Funds’ Custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Redemption Fee
Global X MSCI Colombia ETF	10,000	$700	$700
Global X MSCI China Consumer Discretionary ETF	10,000	800	800
Global X MSCI Norway ETF	10,000	400	400
Global X FTSE Southeast Asia ETF	10,000	600	600
Global X MSCI Argentina ETF	10,000	250	250
Global X MSCI Greece ETF	10,000	400	400
Global X DAX Germany ETF	10,000	250	250
Global X MSCI Vietnam ETF	10,000	1,000	1,000

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS

On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae.

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and, provides or causes to be furnished, all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an “all-in” fee structure.

For the Adviser’s service to the respective Funds, under a supervision and administration agreement (the “Supervision and Administration Agreement”), each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the Fund) (the “Supervision and Administrative Fee”). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, certain custodian fees, and other transaction expenses, interest expenses, acquired fund fees and extraordinary expenses (such as litigation and indemnification expenses).

Notes to Financial Statements (Continued)

October 31, 2024

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

The following table discloses supervision and administration fees payable pursuant to the Supervision and Administration Agreement:

Supervision and Administration Fee
Global X MSCI Colombia ETF	0.61%
Global X MSCI China Consumer Discretionary ETF	0.65%
Global X MSCI Norway ETF	0.50%
Global X FTSE Southeast Asia ETF	0.65%
Global X MSCI Argentina ETF	0.59%
Global X MSCI Greece ETF	0.55%
Global X DAX Germany ETF	0.20%
Global X MSCI Vietnam ETF	0.50%

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with all required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as the Funds’ underwriter and distributor of Creation Units pursuant to a distribution agreement (the “Distribution Agreement”). SIDCO has no obligation to sell any specific quantity of Shares of the Funds. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee from the Funds for its distribution services under the Distribution Agreement; rather the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

For all Funds, BNY Mellon serves as Custodian and transfer agent to the Trust on behalf of the Funds. As Custodian, BNY Mellon may appoint domestic and foreign sub-custodians and use depositories from time to time to hold securities and other instruments purchased by the Trust in foreign countries and to hold cash and currencies for the Trust on behalf

Notes to Financial Statements (Continued)

October 31, 2024

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

of the Funds. Under its transfer agency agreement with the Trust, BNY Mellon has undertaken with the Trust to provide the following services with respect to the Funds for which it serves as Transfer Agent: (i) perform and facilitate the performance of purchases and redemptions of Creation Units, (ii) prepare and transmit by means of Depository Trust Company’s (“DTC”) book-entry system payments for dividends and distributions on or with respect to the Shares declared by the Trust on behalf of the Funds, as applicable, (iii) prepare and deliver reports, information and documents as specified in the transfer agency agreement, (iv) perform the customary services of a transfer agent and dividend disbursing agent, and (v) render certain other miscellaneous services as specified in the transfer agency agreement or as otherwise agreed upon.

4. INVESTMENT TRANSACTIONS

For the year ended October 31, 2024, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Global X MSCI Colombia ETF	$16,650,754	$15,240,397
Global X MSCI China Consumer Discretionary ETF	77,367,809	87,164,935
Global X MSCI Norway ETF	8,213,171	8,085,598
Global X FTSE Southeast Asia ETF	7,575,336	4,656,751
Global X MSCI Argentina ETF	106,481,213	71,821,987
Global X MSCI Greece ETF	52,563,907	46,141,374
Global X DAX Germany ETF	4,612,853	4,230,771
Global X MSCI Vietnam ETF	3,501,203	1,519,177

During the year ended October 31, 2024, there were no purchases or sales of long-term U.S. Government securities for the Funds.

For the year ended October 31, 2024, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain/(Loss)
Global X MSCI Colombia ETF	$1,608,966	$1,666,600	$206,845
Global X MSCI China Consumer Discretionary ETF	2,042,538	58,845,879	(5,972,074)
Global X MSCI Norway ETF	2,233,130	11,304,609	(361,096)
Global X FTSE Southeast Asia ETF	16,045,816	5,161,672	795,483
Global X MSCI Argentina ETF	319,358,352	58,186,626	24,269,833
Global X MSCI Greece ETF	13,672,077	6,152,419	2,843,003
Global X DAX Germany ETF	20,232,268	11,680,846	4,290,427

Notes to Financial Statements (Continued)

October 31, 2024

5. DERIVATIVE TRANSACTIONS

The following tables show the derivatives categorized by underlying risk exposure.

The following tables show the fair value of the derivative financial instruments and the location in the Statements of Assets and Liabilities categorized by underlying risk exposure as of October 31, 2024.

Asset Derivatives				Liability Derivatives
		Fair Value				Fair Value

Global X DAX Germany ETF
Equity contracts	Unrealized appreciation on Futures Contracts	$7,876	*	Equity contracts	Unrealized depreciation on Futures Contracts	$–
Total Derivatives not accounted for as hedging instruments		$7,876				$–

*   Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.

The effect of derivative instruments on the Statements of Operations for the year ended October 31, 2024:

Amount of realized gain on derivatives recognized in income:

Futures Contracts
Global X MSCI China Consumer Discretionary ETF
Equity contracts	$(108,172)

Global X DAX Germany ETF
Equity contracts	$30,989

Change in unrealized depreciation on derivatives recognized in income:

Futures Contracts
Global X DAX Germany ETF

Equity contracts	$7,876

Notes to Financial Statements (Continued)

October 31, 2024

5. DERIVATIVE TRANSACTIONS (continued)

For the year ended October 31, 2024, the average monthly notional values of the futures contracts held by the Funds were as follows:

	Average Notional Balance Short	Average Notional Balance Long
Global X MSCI China Consumer Discretionary ETF	$–	$60,670
Global X DAX Germany ETF	–	484,116

6. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The permanent difference are primarily attributable to redemptions in-kind and sales and mark to market of passive foreign investment companies.

The tax character of dividends and distributions declared during the periods ended October 31, 2024 and 2023 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X MSCI Colombia ETF
2024	$2,642,478	$–	$–	$2,642,478
2023	1,665,654	–	–	1,665,654
Global X MSCI China Consumer Discretionary ETF
2024	$7,138,578	$–	$–	$7,138,578
2023	755,937	–	–	755,937
Global X MSCI Norway ETF
2024	$2,631,333	$–	$–	$2,631,333
2023	3,828,407	–	–	3,828,407
Global X FTSE Southeast Asia ETF
2024	$1,664,882	$–	$–	$1,664,882
2023	1,371,417	–	–	1,371,417
Global X MSCI Argentina ETF
2024	$2,397,304	$–	$–	$2,397,304
2023	814,280	–	–	814,280

Notes to Financial Statements (Continued)

October 31, 2024

6. TAX INFORMATION (continued)

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X MSCI Greece ETF
2024	$4,100,078	$–	$–	$4,100,078
2023	4,127,806	–	–	4,127,806
Global X DAX Germany ETF
2024	$1,646,912	$–	$–	$1,646,912
2023	1,474,277	–	–	1,474,277
Global X MSCI Vietnam ETF
2024	$34,825	$–	$–	$34,825
2023	43,893	–	–	43,893

As of October 31, 2024, the components of tax basis distributable earnings/accumulated losses were as follows:

	Global X MSCI Colombia ETF	Global X MSCI China Consumer Discretionary ETF	Global X MSCI Norway ETF	Global X FTSE Southeast Asia ETF
Undistributed Ordinary Income	$1,129,162	$4,048,486	$604,964	$680,242
Capital Loss Carryforwards	(97,683,546)	(279,705,587)	(51,876,263)	(10,933,254)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(6,823,314)	(79,624,082)	(14,683,518)	2,830,967
Other Temporary Differences	2	(9)	(8)	–
Total Accumulated Losses	$(103,377,696)	$(355,281,192)	$(65,954,825)	$(7,422,045)

	Global X MSCI Argentina ETF	Global X MSCI Greece ETF	Global X DAX Germany ETF	Global X MSCI Vietnam ETF
Undistributed Ordinary Income	$8,393,628	$6,254,481	$181,203	$100,576
Capital Loss Carryforwards	(31,879,231)	(233,696,567)	(3,422,148)	(2,353,277)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	72,508,376	16,829,601	6,379,002	(1,537,037)
Other Temporary Differences	1	(19)	(2)	–
Total Distributable Earnings (Accumulated Losses)	$49,022,774	$(210,612,504)	$3,138,055	$(3,789,738)

For taxable years beginning after December 22, 2010, a Registered Investment Company within the meaning of the 1940 Act is permitted to carry forward net capital losses to offset

Notes to Financial Statements (Continued)

October 31, 2024

6. TAX INFORMATION (continued)

capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses.

The Federal tax cost basis of investments and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at October 31, 2024 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X MSCI Colombia ETF	$43,347,275	$4,771,421	$(11,594,735)	$(6,823,314)
Global X MSCI China Consumer Discretionary ETF	325,338,272	29,222,775	(108,846,857)	(79,624,082)
Global X MSCI Norway ETF	63,674,049	3,293,266	(17,976,784)	(14,683,518)
Global X FTSE Southeast Asia ETF	55,570,956	6,499,770	(3,668,803)	2,830,967
Global X MSCI Argentina ETF	404,233,534	95,220,450	(22,712,074)	72,508,376
Global X MSCI Greece ETF	175,116,916	42,588,059	(25,758,458)	16,829,601
Global X DAX Germany ETF	63,410,259	13,051,555	(6,672,553)	6,379,002
Global X MSCI Vietnam ETF	13,450,002	851,739	(2,388,776)	(1,537,037)

The preceding differences between book and tax cost are primarily due to wash sales and mark-to-market treatment of passive foreign investment companies.

7. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in several countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments, the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging market countries are less liquid, subject to greater price volatility, and have a smaller market capitalization than the U.S. securities markets.

In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as issuers and securities markets in the United States. In particular, the assets and profits appearing on the financial statements of emerging market country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers.

Substantially less information may be publicly available about emerging market country issuers than is available about issuers in the United States.

Notes to Financial Statements (Continued)

October 31, 2024

7. CONCENTRATION OF RISKS (continued)

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income, gains earned or gains repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying index (also known as a secondary index) in approximately the same proportions as the underlying index. A representative sampling strategy is an indexing strategy that involves investing in a representative sample of securities (including indirect investments through underlying ETFs) that collectively has an investment profile similar to an underlying index in terms of key risk factors, performance attributes and other characteristics. Each Fund may utilize a representative sampling strategy with respect to its underlying index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to a Fund but not its underlying index).

Certain Funds may invest in commodity related securities, which are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on those securities.

Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls (i.e., government measures designed to limit the flow of foreign capital in and out of the domestic economy) and/or sanctions, which may also include retaliatory actions of one government against another government, such as the seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls and/or sanctions may also impact the ability of a Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares of a Fund, and cause a Fund to decline in value.

Special Risk Considerations of Investing in China – Variable Interest Entity Investments. For purposes of raising capital offshore on exchanges outside of China, including on U.S. exchanges, many Chinese-based operating companies are structured as Variable Interest Entities (“VIEs”). In this structure, the Chinese-based operating company is the VIE and establishes a shell company in a foreign jurisdiction, such as the Cayman Islands. The shell

Notes to Financial Statements (Continued)

October 31, 2024

7. CONCENTRATION OF RISKS (continued)

company lists on a foreign exchange and enters into contractual arrangements with the VIE. This structure allows Chinese companies in which the Chinese government restricts foreign ownership to raise capital from foreign investors. While the shell company has no equity ownership of the VIE, these contractual arrangements permit the shell company to consolidate the VIE’s financial statements with its own for accounting purposes and provide for economic exposure to the performance of the underlying Chinese operating company. Therefore, an investor in the listed shell company, such as certain of the Funds, will have exposure to the Chinese-based operating company only through contractual arrangements and has no ownership in the Chinese-based operating company. Furthermore, because the shell company only has specific rights provided for in these service agreements with the VIE, its abilities to control the activities at the Chinese-based operating company are limited and the operating company may engage in activities that negatively impact investment value. While the VIE structure has been widely adopted, it is not formally recognized under Chinese law and therefore there is a risk that the Chinese government could prohibit the existence of such structures or negatively impact the VIE’s contractual arrangements with the listed shell company by declaring them invalid. If these contracts were found to be unenforceable under Chinese law, investors in the listed shell company, such as a Fund, may suffer significant losses with little or no recourse available. If the Chinese government determines that the agreements establishing the VIE structures do not comply with Chinese law and regulations, including those related to restrictions on foreign ownership, it could subject a Chinese-based issuer to penalties, revocation of business and operating licenses, or forfeiture of ownership interest. In addition, the listed shell company’s control over a VIE may also be jeopardized if a natural person who holds the equity interest in the VIE breaches the terms of the agreement, is subject to legal proceedings or if any physical instruments for authenticating documentation, such as chops and seals, are used without the Chinese-based issuer’s authorization to enter into contractual arrangements in China. Chops and seals, which are carved stamps used to sign documents, represent a legally binding commitment by the company. Moreover, any future regulatory action may prohibit the ability of the shell company to receive the economic benefits of the Chinese-based operating company, which may cause the value of a Fund’s investment in the listed shell company to suffer a significant loss. For example, in 2021, the Chinese government prohibited use of the VIE structure for investment in after-school tutoring companies. There is no guarantee that the government will not place similar restrictions on other industries.

These actions, any future sanctions or other actions, or even the threat of further sanctions or other actions, may negatively affect the value and liquidity of certain of the Funds’ investments. For example, a Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, sanctions may require a Fund to freeze its existing investments, prohibiting such Fund from buying, selling or otherwise transacting in these investments.

Notes to Financial Statements (Continued)

October 31, 2024

7. CONCENTRATION OF RISKS (continued)

Also, if an affected security is included in a Fund’s underlying index, such Fund may, where practicable, seek to eliminate its holdings of the affected security by employing or augmenting its representative sampling strategy to seek to track the investment results of the underlying index. The use of (or increased use of) a representative sampling strategy may increase such Fund’s tracking error risk. Actions barring some or all transactions with a specific company will likely have a substantial, negative impact on the value of such company’s securities. These sanctions may also lead to changes in a Fund’s underlying index. A Fund’s index provider may remove securities from the underlying index or implement caps on the securities of certain issuers that have been subject to recent economic sanctions. In such an event, it is expected that a Fund will rebalance its portfolio to bring it in line with its respective underlying index as a result of any such changes, which may result in transaction costs and increased tracking error.

Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.

8. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend portfolio securities having a market value up to one-third of its total assets. Security loans made pursuant to securities lending agreements with BNY Mellon are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and American Depositary Receipts (“ADRs”) and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short-term investments or U.S. Treasury obligations, and is recognized in the Schedules of Investments and Statements of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statements of Assets and Liabilities. It is each Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Securities pledged as collateral for repurchase agreements held in Global X MSCI Colombia ETF, Global X MSCI China Consumer Discretionary ETF, Global X MSCI Norway ETF, Global X FTSE Southeast Asia ETF and Global X MSCI Argentina ETF are held by BNY Mellon and are designated as being held on the Fund’s behalf under a book-entry system. The Funds monitor the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is each Fund’s policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event the other party to a repurchase agreement defaults on its obligations and the Fund is prevented from exercising its rights to dispose

Notes to Financial Statements (Continued)

October 31, 2024

8. LOANS OF PORTFOLIO SECURITIES (continued)

of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (including in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability- on the Statement of Assets and Liabilities.

Cash collateral received in connection with securities lending is invested in repurchase agreements and short-term investments by the lending agent. The Funds do not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund’s Schedule of Investments.

Securities lending transactions are entered into by the Funds under the Securities Lending Agreement, which permits a Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following is a summary of securities lending agreements held by the Funds, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of October 31, 2024.

	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received(1)	Value of Non-Cash Collateral Received(1)	Net Amount
Global X MSCI Colombia ETF	$30,952	$30,952	$—	$—
Global X MSCI China Consumer Discretionary ETF	4,476,217	2,962,963	1,513,254	—
Global X MSCI Norway ETF	426,088	361,939	64,149	—
Global X FTSE Southeast Asia ETF	429,957	429,957	—	—
Global X MSCI Argentina ETF	16,474,740	16,474,740	—	—

(1)	Collateral and non-cash collateral received in excess of market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Statements of Assets and Liabilities.

Notes to Financial Statements (Continued)

October 31, 2024

8. LOANS OF PORTFOLIO SECURITIES (continued)

The value of loaned securities and related collateral outstanding at October 31, 2024 are shown in the Schedules of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of October 31, 2024, the cash collateral was invested in repurchase agreements and the non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds and U.S. Treasury Inflation Indexed Bonds with the following maturities:

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Global X MSCI Colombia ETF
Repurchase Agreements	$33,359	$—	$—	$—	$33,359
Total	$33,359	$—	$—	$—	$33,359
Global X MSCI China Consumer Discretionary ETF
Repurchase Agreements	$3,393,272	$—	$—	$—	$3,393,272
U.S. Government Securities	—	—	—	1,513,254	1,513,254
Total	$3,393,272	$—	$—	$1,513,254	$4,906,526
Global X MSCI Norway ETF
Repurchase Agreements	$391,482	$—	$—	$—	$391,482
U.S. Government Securities	—	—	2,740	61,409	64,149
Total	$391,482	$—	$2,740	$61,409	$455,631
Global X FTSE Southeast Asia ETF
Repurchase Agreements	$464,148	$—	$—	$—	$464,148
Total	$464,148	$—	$—	$—	$464,148
Global X MSCI Argentina ETF
Repurchase Agreements	$17,069,206	$—	$—	$—	$17,069,206
Total	$17,069,206	$—	$—	$—	$17,069,206

9. REVERSE SHARE SPLIT

Effective April 28, 2020, each of the Global X MSCI Colombia ETF and Global X MSCI Greece ETF executed a reverse share split for shareholders of record after the close of markets on April 27, 2020. The effect of this transaction for each Fund was to divide the number of outstanding Shares of the Fund by the applicable ratio below, resulting in a corresponding increase in the NAV per Share. The per share data in the financial highlights for each of the years in the period then ended, have been given retroactive effect to reflect

Notes to Financial Statements (Continued)

October 31, 2024

9. REVERSE SHARE SPLIT (continued)

these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions. The details of the reverse splits are as follows:

Ratio
Global X MSCI Colombia ETF	1:4
Global X MSCI Greece ETF	1:3

10. CONTRACTUAL OBLIGATION

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown, however, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust (the “Trustees”) and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

11. MERGER

Effective October 29, 2021, the Global X FTSE Nordic Region ETF (the “Acquiring Fund”) acquired all of the assets and assumed all of the liabilities of the Global X MSCI Norway ETF (the “Acquired Fund”) pursuant to a Plan of Reorganization approved by the Board of Directors on August 4, 2021. Effective as of the close of business on October 29, 2021, the Acquired Fund was reorganized into the Acquiring Fund, each a separate series of the Trust (together, the “Combined Fund”) and the Combined Fund was renamed Global X MSCI Norway ETF. The Acquiring Fund is the legal surviving entity in the Reorganization, while the Acquired Fund is the accounting survivor or continuing portfolio for purposes of financial and performance history of the Combined Fund.

The acquisition was accomplished by a tax-free exchange as follows:

3,980,000 shares of the Acquired Fund, with net assets of $60,723,560 and including $673,023 of net unrealized depreciation for 1,896,973 shares of the Acquiring Fund with net assets of $43,214,538. For every 1 share of the Acquired Fund, shareholders received 0.4766 shares of the Acquiring Fund. Immediately following the acquisition, the Combined Fund held 3,246,971 shares with net assets of $103,938,098.

Notes to Financial Statements (Concluded)

October 31, 2024

11. MERGER (continued)

Assuming that the reorganization had been completed on November 1, 2020, the Acquiring Fund’s pro forma results of operations for the year ended October 31, 2021 would have been as follows:

Net investment income	$2,153,445
Net Realized and unrealized gain (loss) from investments	26,735,503
Net increase (decrease) in net assets from operations	$28,888,948

12. NEW ACCOUNTING PRONOUNCEMENT

In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update No. 2023-07 (“ASU 2023-07”), Segment Reporting (“Topic 280”). ASU 2023-07 clarifies the guidance in Topic 280, which requires public entities to provide disclosures of significant segment expenses and other segment items. The guidance requires public entities to provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually and also applies to public entities with a single reportable segment. Entities are permitted to disclose more than one measure of a segment’s profit or loss if such measures are used by the Chief Operating Decision Maker to allocate resources and assess performance, as long as at least one of those measures is determined in a way that is most consistent with the measurement principles used to measure the corresponding amounts in the consolidated financial statements. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. Management is currently evaluating the implications, if any, of the additional requirements and their impact on a Fund’s financial statements.

13. SUBSEQUENT EVENTS

The Funds have been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Global X Funds and Shareholders of Global X MSCI Columbia ETF, Global X MSCI China Consumer Discretionary ETF, Global X MSCI Norway ETF, Global X FTSE Southeast Asia ETF, Global X MSCI Argentina ETF, Global X MSCI Greece ETF, Global X DAX Germany ETF and Global X MSCI Vietnam ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Global X MSCI Columbia ETF, Global X MSCI China Consumer Discretionary ETF, Global X MSCI Norway ETF, Global X FTSE Southeast Asia ETF, Global X MSCI Argentina ETF, Global X MSCI Greece ETF, Global X DAX Germany ETF and Global X MSCI Vietnam ETF (eight of the funds constituting Global X Funds, hereafter collectively referred to as the “Funds”) as of October 31, 2024, the related statements of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024 , including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures

Report of Independent Registered Public Accounting Firm (Concluded)

included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 23, 2024

We have served as the auditor of one or more investment companies in Global X Funds since 2016.

Notice to Shareholders (Unaudited)

For shareholders that do not have an October 31, 2024 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2024 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2024, the Funds have designated the following items with regard to distributions paid during the year.

Return of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)
Global X MSCI Colombia ETF
0.00%	0.00%	100.00%	100.00%	0.00%	4.53%
Global X MSCI China Consumer Discretionary ETF
0.00%	0.00%	100.00%	100.00%	1.84%	23.66%
Global X MSCI Norway ETF
0.00%	0.00%	100.00%	100.00%	0.00%	95.80%
Global X FTSE Southeast Asia ETF
0.00%	0.00%	100.00%	100.00%	0.00%	44.62%
Global X MSCI Argentina ETF
0.00%	0.00%	100.00%	100.00%	0.00%	58.14%
Global X MSCI Greece ETF
0.00%	0.00%	100.00%	100.00%	0.00%	100.00%
Global X DAX Germany ETF
0.00%	0.00%	100.00%	100.00%	0.00%	100.00%
Global X MSCI Vietnam ETF
0.00%	0.00%	100.00%	100.00%	0.00%	0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned Funds to designate the maximum amount permitted by law.

	U.S. Government Interest(3)	Interest Related Dividends(4)	Short Term Capital Gain Dividends (5)	Qualifying Business Income(6)	Foreign Tax Credit
Global X MSCI Colombia ETF
	0.00%	0.02%	0.00%	0.00%	15.40%
Global X MSCI China Consumer Discretionary ETF
	0.00%	0.17%	0.00%	0.00%	1.94%
Global X MSCI Norway ETF
	0.00%	0.01%	0.00%	0.00%	22.46%
Global X FTSE Southeast Asia ETF
	0.00%	0.02%	0.00%	0.00%	7.25%
Global X MSCI Argentina ETF
	0.00%	0.04%	0.00%	0.00%	0.00%
Global X MSCI Greece ETF
	0.00%	0.10%	0.00%	0.00%	9.08%
Global X DAX Germany ETF
	0.00%	0.02%	0.00%	0.00%	14.44%
Global X MSCI Vietnam ETF
	0.00%	0.36%	0.00%	0.00%	0.00%

(3) “U.S. Government Interest” represents the amount of interest that was derived from U.S. Government Obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

Notice to Shareholders (Unaudited)

(4) The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5) The percentage of this column represents the amount of “Short Term Capital Gain Dividend” and is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

(6) The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

The Funds intend to pass through a foreign tax credit to shareholders. For the fiscal year ended October 31, 2024, the total amount of foreign source income and foreign tax credit are as follows:

Fund Name	Foreign Source Income	Foreign Tax Credit Pass Through
Global X MSCI Colombia ETF	$3,264,294	$481,055
Global X MSCI China Consumer Discretionary ETF	5,045,158	140,903
Global X MSCI Norway ETF	3,431,361	762,202
Global X FTSE Southeast Asia ETF	1,791,851	130,121
Global X MSCI Greece ETF	8,188,035	409,506
Global X DAX Germany ETF	1,902,931	278,010

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2024. Complete information will be computed and reported in conjunction with your 2024 Form 1099-DIV.

Proxy Voting (Unaudited)

A Special Meeting of Shareholders of the Global X Funds (the “Trust”) was held on August 26, 2024, for the purpose of considering the proposal to elect each of the current Trustees to the Board of Trustees of the Trust. The proposal was approved on August 26, 2024 with the following voting results:

Trustee	Shares Voted
Charles A. Baker
For	1,000,273,461
Against	14,064,552
Abstain	12,508,484
Toai Chin
For	999,088,606
Against	14,951,430
Abstain	12,806,470
Clifford J. Weber
For	1,000,103,865
Against	14,142,432
Abstain	12,600,202
Ryan O’Connor
For	1,002,852,035
Against	11,528,537
Abstain	12,465,958

Notes

Notes

605 Third Avenue, 43rd floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:

Global X Management Company LLC
605 Third Avenue, 43rd floor
New York, NY 10158

Distributor:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006

Custodian and Transfer Agent:

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-AR-002-1500

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by the report.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

The disclosure regarding any matters submitted during the period covered by the report to a vote of shareholders, if applicable, is included as part of the financial statements filed under Item 7 of this form.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

(1)	No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for regular compensation.

(2)	No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for special compensation.

(3)	No remuneration was paid by the company during the period covered by the report to any Officers of the company.

(4)	No remuneration was paid by the company during the period covered by the report to any Officer or Trustee of the company who is an affiliated person.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the approval of any investment advisory contract approved during the registrant’s most recent fiscal half-year, if applicable, is included as part of the financial statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16.	Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(a) Not applicable.

Item 19.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor Principal Executive Officer

Date: January 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor Principal Executive Officer

Date: January 6, 2025

By (Signature and Title)	/s/ Eric Olsen
Eric Olsen Principal Financial Officer

Date: January 6, 2025